UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5125

DREYFUS VARIABLE INVESTMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2005

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS VARIABLE INVESTMENT FUND, APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS September 30, 2005 (Unaudited)
Common Stock--100.0%	Shares	Value($)

Apparel--1.6%
Christian Dior	72700a	6,001,503
Polo Ralph Lauren	145,500	7,318,650
		13,320,153

Banking--3.2%
Bank of America	291,216	12,260,194
Freddie Mac	10,600	598,476
HSBC Holdings, ADR	30,000	2,436,900
SunTrust Banks	150,600	10,459,170
		25,754,740

Capital Goods--6.1%
Emerson Electric	164,900	11,839,820
General Electric	1,115,500	37,558,885
		49,398,705

Consumer Services--1.3%
McDonald's	304,500	10,197,705

Consumer Staples--6.3%
Sysco	80,000	2,509,600
Wal-Mart Stores	449,700	19,705,854
Walgreen	649,900	28,238,155
Whole Foods Market	4,000	537,800
		50,991,409

Diversified Financials--8.5%
American Express	307,500	17,662,800
Citigroup	601,524	27,381,372
JP Morgan Chase & Co.	451,100	15,305,823
Merrill Lynch & Co.	145,500	8,926,425
		69,276,420

Energy--20.7%
BP, ADR	455,900	32,300,515
Chevron	445,800	28,856,634
ConocoPhillips	205,000	14,331,550
Exxon Mobil	1,176,564	74,758,877
Occidental Petroleum	65,000	5,552,950
Royal Dutch Shell, Cl. A, ADR	59,800	3,925,272
Total, ADR	60,000a	8,149,200
		167,874,998

Food, Beverage & Tobacco--18.7%
Altria Group	926,400	68,284,944
Anheuser-Busch Cos.	200,100	8,612,304
Coca-Cola	664,500	28,699,755
Nestle, ADR	291,000	21,307,767
PepsiCo	445,900	25,286,989
		152,191,759

Health Care--.4%
UnitedHealth Group	60,000	3,372,000

Household & Personal Products--5.8%

Colgate-Palmolive	154,600	8,161,334
Estee Lauder Cos., Cl. A	145,500	5,067,765
Procter & Gamble	565,000	33,594,900
		46,823,999

Insurance--.8%
American International Group	105,920	6,562,803
Marsh & McLennan Cos.	12,100	367,719
		6,930,522

Materials--.3%
Praxair	50,000	2,396,500

Media--5.3%
McGraw-Hill Cos.	501,600	24,096,864
News, Cl. A	606,436	9,454,337
News, Cl. B	9,800	161,700
Time Warner	226,800	4,107,348
Viacom, Cl. B	150,300	4,961,403
		42,781,652

Pharmaceuticals & Biotechnology--11.3%
Abbott Laboratories	334,100	14,165,840
Eli Lilly & Co.	261,900	14,016,888
Johnson & Johnson	373,300	23,622,424
Merck & Co.	278,000	7,564,380
Pfizer	1,131,000	28,241,070
Roche Holding, ADR	64,000	4,446,368
		92,056,970

Retailing--1.7%
Target	261,900	13,600,467

Semiconductor/Equipment--4.3%
Intel	1,414,700	34,872,355

Software & Services--2.7%
Microsoft	867,300	22,315,629

Transportation--1.0%
United Parcel Service, Cl. B	116,800	8,074,384

Total Common Stocks
(cost $611,603,875)		812,230,367

Investment of Cash Collateral
for Securities Loaned--1.7%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $13,922,863)	13,922,863b	13,922,863

Total Investments (cost $625,526,738)	101.7%	826,153,230

Liabilities, Less Cash and Receivables	(1.7%)	(13,515,836)

Net Assets	100.0%	812,637,394

ADR- American Depository Receipts.
[a] All or a portion of these securities are on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $13,359,654 and the total market value of the collateral held is $13,922,863.
[b] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND, BALANCED PORTFOLIO STATEMENT OF INVESTMENTS September 30, 2005 (Unaudited)
Common Stocks--68.1%	Shares	Value ($)

Consumer Discretionary--10.6%
Catalina Marketing	32,000	727,680
Interpublic Group of Cos.	55,000a,b	640,200
Kohl's	21,000a	1,053,780
Liberty Media, Cl. A	88,000a	708,400
Sabre Holdings, Cl. A	58,000	1,176,240
Time Warner	60,000	1,086,600
Viacom, Cl. B	30,000	990,300
Wal-Mart Stores	25,000	1,095,500
		7,478,700

Consumer Staples--4.2%
Coca-Cola	33,300	1,438,227
Nestle, ADR	20,500	1,501,063
		2,939,290

Energy--4.3%
Chevron	23,700	1,534,101
Exxon Mobil	24,000	1,524,960
		3,059,061

Financial--14.4%
American International Group	26,400	1,635,744
Bank of America	25,000	1,052,500
Berkshire Hathaway, Cl. A	15a	1,230,000
Citigroup	29,000	1,320,080
Doral Financial	70,000	914,900
Fannie Mae	33,000	1,479,060
JPMorgan Chase & Co.	34,000	1,153,620
Marsh & McLennan Cos.	46,800	1,422,252
		10,208,156

Health Care--14.0%
Bristol-Myers Squibb	37,000	890,220
Cardinal Health	32,000	2,030,080
IMS Health	23,000	578,910
McKesson	22,100	1,048,645
Merck & Co.	46,500	1,265,265
Pfizer	60,600	1,513,182
Wright Medical Group	58,000a	1,431,440
Wyeth	24,000	1,110,480
		9,868,222

Industrial--7.7%
Career Education	48,500a	1,724,660
Corinthian Colleges	166,000a	2,202,820
General Electric	45,000	1,515,150
		5,442,630

Information Technology--12.9%
BISYS Group	95,000a	1,275,850
Electronic Data Systems	80,000	1,795,200
First Data	34,000	1,360,000
Fiserv	21,600a	990,792
Lexmark International, Cl. A	12,500a	763,125
Microsoft	75,500	1,942,615
Unisys	150,000a	996,000
		9,123,582
Total Common Stocks
(cost $47,623,078)		48,119,641

Preferred Stocks--2.1%

Auto Manufacturing--.6%
General Motors,
Cum., $1.84	21,000	421,970

Banking/Finance--1.5%
Citigroup Capital VII,
Cum., $1.78	25,000	646,095
General Motors Acceptance,
Cum., $1.38	22,500b	413,775
		1,059,870

Total Preferred Stocks
(cost $1,754,875)		1,481,840

	Principal
Bonds and Notes--29.5%	Amount ($)	Value ($)

Banks--.6%
Bank of America,
Sr. Notes, 4.375%, 12/1/2010	445,000	437,315

Broadcasting--1.4%
Liberty Media,
Notes, 3.50%, 9/25/2006	1,000,000	993,388

Beverages--.1%
Miller Brewing,
Notes, 4.25%, 8/15/2008	90,000c	88,781

Commercial Mortgage Pass-Through Certificates--1.0%
First Horizon Alternative Mortgage Securities,
Ser. 2004-FA1, Cl. 1A1, 6.25%, 10/25/2034	464,106	472,293
Salomon Brothers Mortgage Securities,
Ser. 2002-KEY2, Cl. A1, 3.222%, 3/18/2036	257,395	254,169
		726,462
Computers--.1%
International Business Machines,
Notes, 4.75%, 11/29/2012	45,000	45,097

Cosmetics/Personal Care--.2%
Kimberly-Clark,
Notes, 5%, 8/15/2013	165,000	169,317

Diversified Financial Services--2.0%
Boeing Capital,
Bonds, 5.80%, 1/15/2013	53,000b	56,078
Ford Motor Credit, Notes:
4.05%, 3/13/2007	35,000d	32,762
4.83%, 9/28/2007	105,000d	102,388
International Lease Finance,
Unsub. Notes, 4.75%, 7/1/2009	500,000	495,921
General Motors,
Notes, 7.10%, 3/15/2006	270,000b	272,025
General Motors Acceptance, Notes:
6.125%, 2/1/2007	45,000	44,750
6.75%, 12/1/2014	135,000b	117,620
Goldman Sachs Group,
Notes, 3.875%, 1/15/2009	170,000	165,894
Morgan Stanley,
Sub. Notes, 4.75%, 4/1/2014	165,000	159,460
		1,446,898
Electric Utilities--.5%
Public Service of Colorado,
Coll. Trust, Ser. 12, 4.875%, 3/1/2013	101,000	101,132
TXU Energy,
Sr. Notes, 7%, 3/15/2013	215,000	233,750
		334,882
Electrical Components & Equipment--.2%
Emerson Electric,
Bonds, 4.50%, 5/1/2013	120,000	117,627

Forest Products & Paper--.1%
International Paper,
Notes, 5.85%, 10/30/2012	40,000b	41,070

Insurance--2.4%
Aspen Insurance Holdings,
Sr. Notes, 6%, 8/15/2014	145,000	145,260
Berkshire Hathaway Finance,
Notes, 3.375%, 10/15/2008	1,000,000	966,029
Chubb,
Notes, 6%, 11/15/2011	50,000	52,885
Marsh & McLennan Cos.,
Sr. Notes, 7.125%, 6/15/2009	500,000	530,249
		1,694,423
Medical Wholesale--1.1%
Cardinal Health,
Notes, 6.75%, 2/15/2011	750,000	805,892

Mining & Metals--.1%
Alcoa,
Notes, 4.25%, 8/15/2007	35,000	34,822

Oil & Gas--.2%
ConocoPhillips,
Gtd. Notes, 4.75%, 10/15/2012	120,000	120,660

Real Estate--.1%
EOP Operating, LP,
Sr. Notes, 7%, 7/15/2011	60,000	65,549

Restaurants--.3%
Yum! Brands,
Sr. Notes, 8.875%, 4/15/2011	180,000	213,450

Structured Index--1.7%
Morgan Stanley TRACERS,
Ser. 2002-1, 5.878%, 3/1/2007	1,215,000c,e	1,222,358

Telecommunications--4.2%
British Telecommunications,
Notes, 8.375%, 12/15/2010	172,000	199,364
GTE Northwest
Debs., Ser. C, 6.30%, 6/1/2010	1,700,000	1,769,960
Knight-Ridder,
Sr. Unscd. Notes, 4.625%, 11/1/2014	197,000	183,408
New York Telephone,
Debs., 6.125%, 1/15/2010	500,000	514,228
Sprint Capital,
Gtd. Notes, 6.125%, 11/15/2008	140,000	145,482
Verizon Florida,
Sr. Unscd. Notes, Ser. F, 6.125%, 1/15/2013	93,000	96,704
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	30,000	30,300
		2,939,446

U.S. Government & Government Agencies--8.4%
Federal Home Loan Bank System,
Bonds, 4.50%, 7/12/2010	500,000	497,713
Federal Home Loan Mortgage Corp.,
Notes, 2.375%, 2/15/2007	1,000,000	974,205
Government National Mortgage Association,
5.50%, 12/20/2029	159,000	160,693
U.S. Treasury Inflation Protection Securities:
2%, 7/15/2014	3,315,679f	3,380,984
3.375%, 4/15/2032	734,154f	972,304
		5,985,899

U.S. Government Agencies/Mortgage-Backed--4.8%
Federal Home Loan Mortgage Corp.,
5.50%, 9/1/2034	22,993	23,015
Federal National Mortgage Association:
5.50%, 9/1/2034	95,430	95,467
6%, 9/1/2034	300,858	306,047
Government National Mortgage Association I:
6%, 3/15/2029-1/15/2034	2,883,412	2,954,957
		3,379,486
Total Bonds and Notes
(cost $21,121,643)		20,862,822

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $199,000)	199,000g	199,000

Investment Of Cash Collateral
for Securities Loaned--2.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,482,500)	1,482,500g	1,482,500

Total Investments(cost $72,181,096)	102.1%	72,145,803

Liabilities, Less Cash and Receivables	(2.1%)	(1,451,720)

Net Assets	100.0%	70,694,083

ADR-American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At September, 2005, the total market value of the portfolio's securities on loan is $1,435,361 and the total market value of the collateral held by the portfolio is $1,482,500.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 these securities amounted to $1,311,139 or 1.85% of net assets.
[d] Variable rate security-interest rate subject to periodic change.
[e] Security linked to a portfolio of investment grade debt securities.
[f] Principal amount for accural purposes is periodically adjusted based on changes in the Consumer Price Index..
[g] Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND, DEVELOPING LEADERS PORTFOLIO STATEMENT OF INVESTMENTS September 30, 2005 (Unaudited)
Common Stocks--99.7%	Shares	Value ($)

Advertising--1.7%
Valassis Communications	147,700a	5,757,346
ValueClick	418,300a	7,148,747
		12,906,093

Aerospace & Defense--3.0%
Aeroflex	382,300a	3,578,328
Armor Holdings	250,000a	10,752,500
Triumph Group	230,600a	8,571,402
		22,902,230

Airlines--1.8%
Skywest	531,200	14,246,784

Apparel--4.6%
Finish Line, Cl. A	500,000b	7,295,000
Pacific Sunwear of California	470,400a	10,085,376
Talbots	300,000	8,976,000
Warnaco Group	402,100a	8,810,011
		35,166,387

Banking--10.4%
Amegy Bancorp	423,100	9,574,753
BankAtlantic Bancorp, Cl. A	591,200	10,044,488
Boston Private Financial Holdings	289,800	7,691,292
Cullen/Frost Bankers	159,500	7,869,730
East West Bancorp	124,900	4,251,596
First Bancorp/Puerto Rico	150,900	2,553,228
First Midwest Bancorp/IL	296,000	11,023,040
First Niagara Financial Group	120,500	1,740,020
MAF Bancorp	150,900	6,186,900
Texas Regional Bancshares, Cl. A	345,000	9,932,550
W Holding	83,300	796,348
Wintrust Financial	175,000b	8,795,500
		80,459,445

Biotechnology--2.8%
Alexion Pharmaceuticals	325,000a,b	8,996,000
Geron	309,100a	3,174,457
Medicines	100,000a	2,301,000
Myogen	316,400a	7,435,400
		21,906,857

Broadcasting--.4%
Sinclair Broadcast Group, Cl. A	315,700	2,800,259

Casinos & Gaming--1.1%
Lakes Entertainment	136,000a,b	1,366,800
Pinnacle Entertainment	400,000a	7,332,000
		8,698,800

Chemicals--1.6%
Agrium	565,500	12,424,035

Commercial & Professional Services--1.3%
Ritchie Bros. Auctioneers	233,900	10,289,261

Computer Communication--.1%

PLX Technology	107,500a	896,550

Consumer Services--.3%
Bankrate	95,500a,b	2,619,565

Containers--.7%
Chesapeake	311,200	5,722,968

Data Processing--1.6%
Global Payments	160,200	12,450,744

Distributors--3.0%
Handleman	137,100	1,731,573
Vectren	330,600	9,372,510
WESCO International	363,700a	12,318,519
		23,422,602

Electric Utilities--1.4%
OGE Energy	93,200	2,618,920
UIL Holdings	162,600	8,505,606
		11,124,526

Electrical Equipment--.2%
Coherent	50,000a	1,464,000

Electrical/Household Appliances--.3%
Conn's	77,500a,b	2,148,300

Electronic Components--.8%
Hutchinson Technology	225,000a,b	5,877,000

Electronic Production Equipment--2.5%
ADE	340,200a	7,647,696
Intevac	79,400a	818,614
Varian Semiconductor Equipment Associates	261,700a	11,088,229
		19,554,539

Electronics Distributors--.4%
Agilysys	198,300	3,339,372

Finance--.7%
CompuCredit	117,200a,b	5,206,024

Financial Services--1.4%
Omega Healthcare Investors	755,900	10,522,128

Food Distributors--2.3%
Performance Food Group	285,500a,b	9,010,380
United Natural Foods	239,600a	8,472,256
		17,482,636

Foods--1.0%
Chiquita Brands International	73,800b	2,062,710
Ralcorp Holdings	125,000	5,240,000
		7,302,710

Health Services--2.2%
IDX Systems	263,400a	11,373,612
NDCHealth	235,000	4,446,200
Per-Se Technologies	41,700a	861,522
		16,681,334

Homebuilding--1.0%
Brookfield Homes	109,700	6,091,641
Technical Olympic USA	59,200b	1,548,672
		7,640,313

Hospital Management--1.2%
Genesis HealthCare	227,500a	9,172,800

Hotels, Resorts & Cruise Lines--2.1%
Intrawest	373,100	10,185,630
La Quinta	691,700a	6,010,873
		16,196,503

Industrial--.7%
GrafTech International	979,200a	5,317,056

Industrial Machinery--1.3%
Actuant, Cl. A	210,000b	9,828,000

Information Technology--1.8%
CACI International, Cl. A	115,000a	6,969,000
Intergraph	151,900a	6,791,449
		13,760,449

Internet Software--2.4%
Click Commerce	176,100a,b	3,227,913
eCollege.com	215,400a	3,200,844
InfoSpace	298,700a	7,129,969
NetFlix	88,300a,b	2,294,917
United Online	189,400	2,623,190
		18,476,833

Investment Bankers/Brokers--.3%
Investment Technology Group	91,400a	2,705,440

Investment Managers--.2%
Waddell & Reed Financial, Cl. A	66,700	1,291,312

Life Insurance--.3%
Phoenix Cos.	111,100	1,355,420
UICI	33,300	1,198,800
		2,554,220

Machinery/Agricultural/Trucks--3.9%
AGCO	500,000a	9,100,000
Gardner Denver	205,400a	9,160,840
Wabtec	435,400	11,877,712
		30,138,552

Managed Health Care--1.3%
Magellan Health Services	275,000a	9,666,250

Medical Services--1.4%
Apria Healthcare Group	285,200a	9,100,732
Renal Care Group	41,200a	1,949,584
		11,050,316

Medical Specialties--2.6%
Advanced Neuromodulation Systems	50,000a	2,373,000
AngioDynamics	277,500a	5,827,500
Palomar Medical Technologies	176,600a	4,632,218
Syneron Medical	188,400a,b	6,884,136
		19,716,854

Metal Fabricating--.8%
Dynamic Materials	141,200b	6,198,680

Metals--2.5%
Agnico-Eagle Mines	785,600b	11,634,736
Olin	400,000	7,596,000

		19,230,736

Oil & Gas Production--1.7%
Cabot Oil & Gas	263,950	13,332,115

Oil Drilling& Services--1.2%
Atwood Oceanics	113,600a	9,566,256

Oil Field Machine & Equipment--1.3%
W-H Energy Services	319,600a	10,361,432

Personnel Services--.4%
Hudson Highland Group	93,700a	2,339,689
Kforce	68,200a	702,460
		3,042,149

Pharmaceuticals--2.5%
Impax Laboratories	600,000a	7,278,000
PRA International	75,000a	2,273,250
Taro Pharmaceuticals Industries	28,500a,b	733,305
United Therapeutics	129,100a,b	9,011,180
		19,295,735

Property/Casualty Insurance--2.4%
Arch Capital Group	240,000a	11,901,600
Montpelier Re Holdings	257,400b	6,396,390
		18,297,990

Railroads--.6%
Kansas City Southern	202,000a	4,708,620

Real Estate Investment Trusts--3.4%
Affordable Residential Communities	178,600	1,805,646
Arbor Realty Trust	188,900	5,308,090
Bimini Mortgage Management, Cl. A	62,300	703,990
Boykin Lodging	197,400a	2,451,708
Commercial Net Lease Realty	66,600	1,332,000
Equity Inns	248,300	3,352,050
FelCor Lodging Trust	130,600a	1,978,590
Fieldstone Investment	230,600	2,688,796
HomeBanc/Atlanta, GA	352,700	2,722,844
LTC Properties	50,300	1,066,360
Luminent Mortgage Capital	397,900	3,004,145
		26,414,219

Real Estate--.6%
Getty Realty	47,000	1,352,660
Sunterra	250,300a,b	3,286,439
		4,639,099

Recreational Products/Toys--1.1%
WMS Industries	304,500a,b	8,565,585

Restaurants--.7%
AFC Enterprises	192,400	2,220,296
Jack in the Box	100,000a	2,991,000
		5,211,296

Semiconductors--3.0%
Exar	110,166a	1,544,527
Integrated Device Technology	1,016,530a	10,917,532
MIPS Technologies	288,300a	1,969,089
Power Integrations	385,000a	8,373,750
		22,804,898

Software--2.2%

Hyperion Solutions	128,900a	6,270,985
Quest Software	635,500a	9,576,985
Transaction Systems Architects	33,300a	927,405
		16,775,375

Specialty Retail/Stores--1.9%
Hibbett Sporting Goods	197,250a	4,388,813
PETCO Animal Supplies	250,000a,b	5,290,000
Tuesday Morning	203,400	5,261,958
		14,940,771

Steel--.6%
NS Group	103,100a	4,046,675
Wheeling-Pittsburgh	52,600a,b	879,998
		4,926,673

Telecommunication Equipment--1.4%
Comtech Telecommunications	166,700a	6,913,049
Intervoice	99,300a	894,693
SpectraLink	183,900	2,344,725
Symmetricom	100,000a	774,000
		10,926,467

Telecommunications--1.7%
Alaska Communications Systems Group	138,100b	1,579,864
Commonwealth Telephone Enterprises	198,000	7,464,600
RCN	66,700a,b	1,415,374
Talk America Holdings	275,800a	2,600,794
		13,060,632

Textiles--1.0%
Albany International, Cl. A	218,800	8,067,156

Wireless Communications--.6%
SBA Communications, Cl. A	310,476a	4,796,854

Total Common Stocks
(cost $660,181,594)		770,292,785

Other Investment--.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,028,000)	3,028,000c	3,028,000

Investment of Cash Collateral
for Securities Loaned--7.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $54,662,237)	54,662,237c	54,662,237

Total Investments (cost $717,871,831)	107.2%	827,983,022

Liabilities, Less Cash and Receivables	(7.2%)	(55,425,346)

Net Assets	100.0%	772,557,676

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $53,855,311 and the total market value of the collateral held by the portfolio is $54,662,237.
[c] Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND, DISCIPLINED STOCK PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--99.5%	Shares	Value($)

Basic Industries--3.6%
Air Products & Chemicals	12,290	677,670
Alcoa	35,460	865,933
Dow Chemical	12,110	504,623
E I Du Pont de Nemours & Co.	9,370	367,022
Marriott International, Cl. A	15,350	967,050
PPG Industries	4,800	284,112
		3,666,410

Beverages & Tobacco--2.5%
Altria Group	33,480	2,467,811

Broadcasting & Publishing--1.4%
Dex Media	6,400	177,856
Time Warner	67,670	1,225,503
		1,403,359

Capital Equipment--.5%
Ingram Micro, Cl. A	28,210 [a]	523,013

Capital Goods--10.1%
Caterpillar	8,920	524,050
Danaher	17,520	943,101
Eaton	7,700	489,335
Emerson Electric	11,820	848,676
General Electric	92,330	3,108,751
Honeywell International	10,000	375,000
Lockheed Martin	9,820	599,412
Rockwell Automation	12,700	671,830
Textron	11,710	839,841
Tyco International	34,120	950,242
United Technologies	16,280	843,955
		10,194,193

Consumer Durables--1.0%
Coach	14,430 [a]	452,525
Whirlpool	7,430	562,971
		1,015,496

Consumer Non-Durables--5.8%
Gillette	24,240	1,410,768
Kellogg	11,960	551,715
NIKE, Cl. B	6,200	506,416
PepsiCo	22,180	1,257,828
Procter & Gamble	35,500	2,110,830
		5,837,557

Consumer Services--9.9%
Advance Auto Parts	16,680 [a]	645,182
Comcast, Cl. A	24,610 [a]	723,042
CVS	22,100	641,121
Diageo, ADR	9,180 [b]	532,532
Hilton Hotels	21,170	472,514
Home Depot	22,950	875,313
JC Penney	14,940	708,455
Kroger	25,050 [a]	515,780
McDonald's	34,450	1,153,731
Nordstrom	14,230	488,374
Omnicom Group	6,200	518,506
Wal-Mart Stores	34,580	1,515,296
Walt Disney	46,730	1,127,595
		9,917,441

Energy--6.3%
Anadarko Petroleum	4,820	461,515
Chevron	13,530	875,797
ConocoPhillips	24,160	1,689,026
Devon Energy	21,080	1,446,931
Transocean	13,310 [a]	816,036
Weatherford International	15,110 [a]	1,037,453
		6,326,758

Financial Services--19.7%
American Express	9,380	538,787
American International Group	12,991	804,922
Axis Capital Holdings	28,290	806,548
Bank of America	62,810	2,644,301
Bear Stearns Cos.	6,670	732,033
Capital One Financial	11,020	876,310
Chubb	12,130	1,086,242
CIT Group	21,950	991,701
Citigroup	49,340	2,245,957
Countrywide Financial	13,390	441,602
E*Trade Financial	36,060 [a]	634,656
Fannie Mae	8,050	360,801
Franklin Resources	7,230	607,031
Freddie Mac	7,600	429,096
Goldman Sachs Group	9,340	1,135,557
Hartford Financial Services Group	6,720	518,582
JPMorgan Chase & Co.	14,130	479,431
Lehman Brothers Holdings	8,560	997,069
Merrill Lynch & Co.	9,040	554,604
Northern Trust	11,130	562,622
Radian Group	9,880	524,628
Wachovia	40,260	1,915,973
		19,888,453

Health Care--13.0%
Aetna	3,540	304,936
Amgen	6,200 [a]	493,954
Fisher Scientific International	16,060 [a]	996,523
Genzyme	6,780 [a]	485,719
Hospira	13,210 [a]	541,214
Johnson & Johnson	28,820	1,823,730
Laboratory Corp. of America Holdings	8,720 [a]	424,751
Omnicare	10,400	584,792
Pfizer	79,904	1,995,203
Sanofi-Aventis, ADR	11,590	481,565
St. Jude Medical	12,050 [a]	563,940
Triad Hospitals	16,330 [a]	739,259
WebMD	70,700 [a]	783,356
WellPoint	17,820 [a]	1,351,112
Wyeth	33,200	1,536,164
		13,106,218

Technology--14.7%
Apple Computer	16,710 [a]	895,823
Applied Materials	23,820	403,987
CheckFree	15,610 [a]	590,370
Cisco Systems	22,470 [a]	402,887
Dell	11,680 [a]	399,456
EMC	46,000 [a]	595,240
Global Payments	9,430	732,900
Google, Cl. A	2,090	661,401
Hewlett-Packard	43,710	1,276,332
Intel	38,080	938,672
International Business Machines	21,180	1,699,060
Lucent Technologies (Warrants)	288 [a]	274
Microsoft	103,740	2,669,230
Motorola	35,480	783,753
National Semiconductor	19,080	501,804
Oracle	59,540 [a]	737,701
QUALCOMM	15,630	699,443
Texas Instruments	23,640	801,396
		14,789,729

Transportation--1.7%
Burlington Northern Santa Fe	8,760	523,848
Carnival	10,090	504,298
Norfolk Southern	16,680	676,541
		1,704,687

Utilities--9.3%
Constellation Energy Group	13,670	842,072
Exxon Mobil	57,330	3,642,748
PG & E	36,880	1,447,540
SBC Communications	31,670	759,130
Sempra Energy	27,130	1,276,738
Verizon Communications	42,240	1,380,826
		9,349,054

Total Common Stocks
(cost $83,776,659)		100,190,179

Investment Of Cash Collateral
for Securities Loaned--0.5%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $550,800)	550,800 [c]	550,800

Total Investments(cost $84,327,459)	100.0%	100,740,979

Liabilities, Less Cash and Receivables	.0%	(20,884)

Net Assets	100.0%	100,720,095

ADR- American Depository Receipt
[a] Non-income producing.
[b] All or a portion of this security is on loan. At September 30, 2005, the total market value of the portfolio's security on loan is $532,532 and the total market value of the collateral held by the portfolio is $550,800.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND, GROWTH AND INCOME PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--98.9%	Shares	Value($)

Banking--3.1%
Bank of America	154,300	6,496,030

Basic Industries--2.9%
Air Products & Chemicals	57,100	3,148,494
E I Du Pont de Nemours & Co.	73,600	2,882,912
		6,031,406

Beverages & Tobacco--2.7%
Altria Group	75,400	5,557,734

Capital Goods--8.5%
Danaher	52,800	2,842,224
Emerson Electric	42,400	3,044,320
General Electric	270,600	9,111,102
Tyco International	103,600	2,885,260
		17,882,906

Construction/Housing--.3%
3M	9,900	726,264

Consumer Discretionary--1.0%
News, Cl. A	137,300	2,140,507

Consumer Non-Durables--4.3%
PepsiCo	78,100	4,429,051
Procter & Gamble	77,200	4,590,312
		9,019,363

Consumer Services--8.8%
Advance Auto Parts	79,650 [a]	3,080,862
CVS	92,800	2,692,128
Hilton Hotels	133,700	2,984,184
Home Depot	74,900	2,856,686
Target	35,300	1,833,129
Wal-Mart Stores	59,500	2,607,290
Walt Disney	97,100	2,343,023
		18,397,302

Consumer Staples--.7%
Estee Lauder Cos., Cl. A	44,500	1,549,935

Electrical Components--2.6%
Altera	102,700 [a]	1,962,597
EMC	272,500 [a]	3,526,150
		5,488,747

Energy--10.9%
Anadarko Petroleum	24,600	2,355,450
Chevron	93,300	6,039,309
ConocoPhillips	39,500	2,761,445
Exxon Mobil	163,800	10,407,852
Weatherford International	20,100 [a]	1,380,066
		22,944,122

Financial Services--16.6%
Axis Capital Holdings	73,400	2,092,634
Capital One Financial	50,700	4,031,664
Countrywide Financial	94,700	3,123,206
Fidelity National Financial	82,300	3,663,996
Goldman Sachs Group	41,300	5,021,254
JPMorgan Chase & Co.	163,400	5,544,162
Merrill Lynch & Co.	43,500	2,668,725
Radian Group	78,600	4,173,660
Wachovia	96,300	4,582,917
		34,902,218

Health Care--13.7%
Alcon	31,400	4,015,432
Caremark Rx	46,800 [a]	2,336,724
Fisher Scientific International	37,600 [a]	2,333,080
Genzyme	52,600 [a]	3,768,264
Johnson & Johnson	79,800	5,049,744
Novartis, ADR	70,200	3,580,200
Pfizer	80,100	2,000,097
WellPoint	40,300 [a]	3,055,546
Wyeth	54,500	2,521,715
		28,660,802

Technology--12.4%
Cisco Systems	127,800 [a]	2,291,454
Dell	106,300 [a]	3,635,460
Enterasys Networks	169 [a,b]	226
International Business Machines	27,800	2,230,116
Microsoft	154,800	3,983,004
Motorola	192,400	4,250,116
National Semiconductor	63,700	1,675,310
QUALCOMM	36,900	1,651,275
Texas Instruments	92,700	3,142,530
VeriSign	47,000 [a]	1,004,390
Yahoo!	62,400 [a]	2,111,616
		25,975,497

Telecommunications--.5%
Amdocs	34,800 [a]	965,004

Transportation--4.0%
Burlington Northern Santa Fe	83,700	5,005,260
Carnival	67,400	3,368,652
		8,373,912

Utilities--5.9%
Consolidated Edison	26,400	1,281,720
PG & E	31,000 [b]	1,216,750
SBC Communications	127,500	3,056,175
Sempra Energy	39,300	1,849,458
Southern	77,600	2,774,976
Verizon Communications	63,900	2,088,891
		12,267,970

Total Common Stocks
(cost $183,905,145)		207,379,719

Other Investment--1.0%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,050,000)	2,050,000 [c]	2,050,000

Investment Of Cash Collateral
for Securities Loaned--0.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $935,307)	935,307 [c]	935,307

Total Investments (cost $186,890,452)	100.3%	210,365,026

Liabilities, Less Cash and Receivables	(.3%)	(665,434)

Net Assets	100.0%	209,699,592

ADR- American Depository Receipts
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At September 30, 2005 the total value of the portfolio's securities on loan is $895,126 and the total market value of the collateral held by portfolio is $935,307.
[c] Investment in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND, INTERNATIONAL EQUITY PORTFOLIO Statement of Investments September 30, 2005 (Unaudited)
Common Stocks--98.0%	Shares	Value ($)

Australia--.8%
Excel Coal	59,869	359,361

Austria--.7%
Erste Bank der Oesterreichischen Sparkassen	5,887	315,021

Belgium--1.2%
KBC Groep	7,081	573,904

Brazil--6.8%
Brasil Telecom Participacoes, ADR	18,788	799,054
Cia Siderurgica Nacional, ADR	20,642	479,307
Natura Cosmeticos	21,400	854,004
Petroleo Brasileiro, ADR	16,426	1,047,158
		3,179,523
Canada--5.1%
Bank of Nova Scotia	9,888	369,523
EnCana	9,273	541,643
Oncolytics Biotech	151,225a	583,237
Oncolytics Biotech (Purchase Warrants October 2005)	30,134a	0
Petro-Canada	11,482	480,987
Shoppers Drug Mart	11,419	404,030
		2,379,420
France--8.2%
Air Liquide	1,657	304,859
AXA	19,629	539,112
France Telecom	16,071	461,490
Sanofi-Aventis	9,237	763,640
Societe Generale	5,014	572,485
Total	2,748	750,445
Vinci	5,382	463,708
		3,855,739
Germany--6.0%
Bayerische Hypo-und Vereinsbank	22,557a	635,805
Celesio	3,604	315,718
Deutsche Boerse	4,304	411,457
Deutsche Postbank	11,791	645,272
E.ON	3,926	361,630
Siemens	5,755	444,081
		2,813,963

Greece--.6%
EFG Eurobank Ergasias	9,245	285,265

Hong Kong--1.1%
China Netcom Group (Hong Kong)	292,000	502,494

India--.7%
Reliance Industries, GDR	9,684b	349,011

Italy--2.0%
ENI	14,812	440,120
UniCredito Italiano	90,388	509,763
		949,883

Japan--17.7%
Acom	6,570	476,976
Asahi Breweries	36,000	455,789
Fuji Television Network	199	445,339
Honda Motor	8,100	458,167
Japan Retail Fund Investment	49	395,454
Japan Tobacco	42	662,379
Matsui Securities	64,200	780,016
Mitsubishi UFJ Financial Group	90	1,181,499
Nikko Cordial	41,000	474,300
Nippon Building Fund	47	401,260
Promise	7,100	526,088
Secom	9,500	457,004
Toda	16,000	80,775
Toyota Motor	21,400	980,441
Yamato Transport	33,000	542,537
		8,318,024
Malaysia--1.0%
Astro All Asia Networks	300,500	454,457

Netherlands--2.9%
ASML Holding	21,289a	349,696
Koninklijke Philips Electronics	16,048	426,673
Royal Dutch Shell, Cl. A	17,815	588,477
		1,364,846
Norway--1.2%
Norsk Hydro	5,171	578,882

Russia--1.3%
AFK Sistema, GDR	25,028	613,186

Singapore--3.8%
MobileOne	232,720	272,332
Singapore Airlines	68,000	466,194
Singapore Post	609,000	435,514
Singapore Press Holdings	111,500	304,450
United Overseas Bank	38,000	316,667
United Overseas Land	4,900	6,777
		1,801,934
South Korea--3.3%
KT&G, GDR	48,875b	1,065,475
Samsung Electronics, GDR	1,802b	508,236
		1,573,711
Spain--2.3%
Abertis Infraestrusturas	9,701	282,304
Acciona	2,941	336,857
Altadis	10,454	468,519
		1,087,680
Sweden--1.8%
Investor, Cl. B	21,540	334,925
Telefonaktiebolaget LM Ericsson, Cl. B	134,360	490,650
		825,575
Switzerland--6.2%
Nestle	2,130	623,856
Novartis	15,877	805,506
Roche Holding	3,007	416,007
UBS	8,508	728,769
Zurich Financial Services	1,887	321,548
		2,895,686

Taiwan--.6%
Taiwan Semiconductor Manufacturing, ADR	34,928	287,108

Thailand--4.1%
Advanced Info Service	222,500	585,455
Bank of Ayudhya	1,368,200	443,344
Banpu	86,500	339,298
Siam Cement	87,400	540,860
		1,908,957
United Kingdom--18.6%
Admiral Group	63,769	477,995
AstraZeneca	9,770	454,046
BHP Billiton	63,135	1,019,978
BP	130,499	1,550,135
British American Tobacco	23,347	490,419
GlaxoSmithKline	38,477	978,568
ICAP	81,735	527,611
National Grid Transco	50,367	472,144
Old Mutual	230,464	563,976
Royal Dutch Shell, Cl. B	36,112	1,247,065
Standard Chartered	21,528	464,360
Vodafone Group	180,389	469,274
		8,715,571

Total Common Stocks
(cost $35,066,134)		45,989,201

Preferred Stocks--3.3%

Brazil--2.3%
All America Latina Logistica	18,400	730,159
Caemi Mineracao e Metalurgica	214,077	339,805
		1,069,964
Germany--1.0%
Henkel KGaA	5,398	491,181

Total Preferred Stocks
(cost $1,182,757)		1,561,145

Total Investments (cost $36,248,891)	101.3%	47,550,346

Liabilities, Less Cash and Receivables	-1.3%	(619,925)

Net Assets	100.0%	46,930,421

ADR--American Depository Receipts
GDR--Global Depository Receipts

a Non-income producing.
b Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2005 these securities amounted to $1,922,722 or 4.1% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Variable Investment Fund, International Value Portfolio
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)

Australia--1.7%
Amcor	205,996	1,054,219
National Australia Bank	51,173	1,289,930
		2,344,149
Belgium--.9%
Fortis	45,050	1,302,852

Brazil--1.3%
Petroleo Brasileiro, ADR	13,190	942,953
Telecomunicacoes Brasileiras, ADR	24,630	798,258
		1,741,211
Finland--1.6%
M-real, Cl. B	157,800	855,793
Nokia	17,200	288,321
Nokia, ADR	17,530	296,432
UPM-Kymmene	38,088	762,584
		2,203,130
France--9.2%
BNP Paribas	18,950	1,441,302
Carrefour	43,230	1,989,950
Credit Agricole	45,370	1,331,201
France Telecom	61,230	1,758,262
Sanofi-Aventis	15,490	1,280,587
Schneider Electric	8,560	676,276
Thomson	23,530	489,501
Total	8,730	2,384,056
Valeo	30,108	1,251,965
		12,603,100
Germany--8.4%
Allianz	8,400	1,135,353
Deutsche Bank	17,110	1,601,129
Deutsche Lufthansa	71,177	944,917
Deutsche Post	69,970	1,639,026
Deutsche Postbank	9,215	504,298
Deutsche Telekom	57,540	1,046,873
E.ON	12,499	1,151,302
Hannover Rueckversicherung	18,020	622,985
Heidelberger Druckmaschinen	16,800	575,959
Infineon Technologies	90,550a	890,691
KarstadtQuelle	8,974a	121,509
Medion	9,600	150,072
Volkswagen	18,350	1,131,979
		11,516,093
Hong Kong--.9%
Bank of East Asia	350,411	1,025,346
Citic Pacific	66,400	185,736
		1,211,082
Ireland--1.4%
Bank of Ireland	122,176	1,924,608

Italy--3.9%
Banche Popolari Unite	13,715	278,555
Banco Popolare di Verona e Novara	26,710	503,944
Benetton Group	51,000	547,041
ENI	59,095	1,755,935
Finmeccanica	28,570	567,208
UniCredito Italiano	302,790	1,707,652
		5,360,335

Japan--25.7%
Aeon	72,200	1,450,361
Alps Electric	33,700	547,217
Astellas Pharma	19,200	722,518
Canon	27,900	1,506,846
Credit Saison	3,900	171,119
Dentsu	256	726,273
East Japan Railway	44	251,207
Fuji Heavy Industries	224,900	1,016,508
Fuji Photo Film	32,100	1,057,745
Funai Electric	11,000	976,916
JS Group	46,400	790,231
Kao	47,200	1,162,326
KDDI	309	1,742,379
Kuraray	83,900	743,642
Mabuchi Motor	22,700	1,120,259
Matsumotokiyoshi	11,200	364,123
Minebea	183,800	757,871
Mitsubishi UFJ Financial Group	98	1,286,520
Murata Manufacturing	9,800	546,555
Nippon Express	386,500	1,906,960
Nissan Motor	108,100	1,234,340
ORIX	5,400	975,330
Rinnai	34,300	788,749
Rohm	17,100	1,485,062
Sekisui House	97,400	1,193,686
77 Bank	147,500	1,083,833
Shin-Etsu Chemical	34,400	1,500,264
Skylark	55,700	821,023
Sohgo Security Services	27,194	398,206
Sumitomo Bakelite	78,300	536,717
Sumitomo Chemical	97,300	601,803
Sumitomo Mitsui Financial Group	276	2,601,938
Takeda Pharmaceutical	4,360	259,679
Takefuji	20,180	1,573,507
TDK	6,200	441,921
Toyoda Gosei	48,300	919,190
		35,262,824
Mexico--1.4%
Coca-Cola Femsa, ADR	33,400	892,114
Telefonos de Mexico, ADR	46,512	989,310
		1,881,424
Netherlands--6.7%
ABN AMRO Holding	43,838	1,050,614
Aegon	90,523	1,344,346
Heineken	47,979	1,541,027
Koninklijke Philips Electronics	58,050	1,543,391
Koninklijke Philips Electronics (New York Shares)	5,780	154,210
Royal Dutch Shell, Cl. A	51,560	1,703,165
VNU	25,350	797,140
Wolters Kluwer	55,165	1,026,880
		9,160,773
Portugal--.7%
Energias de Portugal	353,360	985,804

Singapore--1.9%
DBS Group Holdings	168,930	1,577,479
United Overseas Bank	115,600	963,333
		2,540,812
South Africa--1.8%
Anglo American	57,768	1,721,864
Nedbank Group	53,020	768,285
		2,490,149
South Korea--1.7%
Korea Electric Power, ADR	39,740	703,795
KT, ADR	35,100	789,750
SK Telecom, ADR	37,670	822,713
		2,316,258
Spain--2.4%
Banco Sabadell	20,320	519,973
Endesa	35,200	942,645
Repsol YPF	21,000	680,807
Repsol YPF, ADR	35,340	1,141,835
		3,285,260
Sweden--1.0%
Svenska Cellulosa, Cl. B	38,140	1,336,182

Switzerland--6.7%
Ciba Specialty Chemicals	25,946	1,530,894
Clariant	36,690	527,383
Lonza Group	5,970	352,479
Nestle	5,745	1,682,654
Novartis	38,370	1,946,670
Swiss Reinsurance	23,190	1,523,300
UBS	19,230	1,647,182
		9,210,562
Taiwan--.5%
United Microelectronics, ADR	201,599a	725,756

United Kingdom--17.0%
BAA	88,666	975,813
BAE Systems	78,259	474,117
Barclays	151,951	1,535,617
BOC Group	10,610	215,759
Boots Group	126,936	1,362,292
BP	162,092	1,925,413
BT Group	284,146	1,113,802
Centrica	325,190	1,410,903
Diageo	90,343	1,298,604
GKN	180,200	936,771
GlaxoSmithKline	94,406	2,400,985
HSBC Holdings	80,409	1,300,465
Marks & Spencer Group	137,538	909,053
Rexam	62,006	562,657
Royal Bank of Scotland Group	79,829	2,265,382
Sainsbury (J)	154,938	763,773
Unilever	145,000	1,513,960
Vodafone Group	921,628	2,397,576
		23,362,942

Total Investments (cost $112,869,961)	96.8%	132,765,306

Cash and Receivables (Net)	3.2%	4,359,620

Net Assets	100.0%	137,124,926

ADR--American Depository Receipt. a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND- LTD TERM HIGH YIELD PORTFOLIO
Statement of Investments
September 30, 2005 (unaudited)
	Principal
Bonds and Notes-94.5%	Amount [a]	Value($)
Advertising-.3%
RH Donnelley Financial:
Sr. Notes,8.875%,2010	48,000b	51,720
Sr. Sub. Notes,10.875%,2012	39,000b	43,973
		95,693
Aerospace&Defense-1.6%
Argo-Tech,
Sr. Notes, 9.25%, 2011	78,000	83,070
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	29,000	28,130
L-3 Communications:
Conv. Bonds, 3%, 2035	35,000b	35,963
Sr. Sub. Notes, 6.375%, 2015	100,000b	101,250
Sr. Sub. Notes, 7.625%, 2012	75,000	79,125
Transdigm,
Sr.Sub Notes, 8.375%, 2011	155,000	163,137
		490,675
Agricultural-.2%
Alliance One International,
Notes,11%,2012	55,000b	52,388
Airlines-.4%
Northwest Airlines,
Pass-Through Ctfs., Ser.1996-1, 7.67%, 2015	108,335	81,947
United Airlines,
Enhanced Pass-Through Ctfs.,Ser. 1997-1A,4.09%,2049	45,118d	45,174
		127,121
Auto Manufacturing-.3%
Navistar International,
Sr. Notes, 7.5%, 2011	85,000	86,275
Automotive, Trucks& Parts-1.7%
Cooper-Standard Automotive,
Sr. Sub. Notes, 8.375%, 2014	35,000	29,575
Delphi:
Notes,6.5%,2013	75,000c,k	50,625
Notes,6.55%,2006	40,000c,k	29,600
Goodyear Tire& Rubber,
Sr. Notes,9%,2015	170,000b	168,300
HLI Operating,
Sr. Notes,10.5%,2010	18,000	15,660
Polypore International,
Sr. Discount Notes, 0/10.5%, 2012	131,000f	69,430
United Components,
Sr. Sub. Notes, 9.375%, 2013	48,000	48,000
Visteon,
Sr. Notes, 8.25%, 2010	90,000	85,950
		497,140
Banking-1.2%
Chevy Chase Bank,
Sub. Notes,6.875%,2013	265,000	273,613
ColonialBankMontgomeryAlabama,
Sub. Notes,9.375%,2011	75,000	88,466
		362,079
Building&Construction-2.7%
AsiaAluminum,
Secured Notes,8%,2011	34,000b	34,383
BeazerHomesUSA,
Sr. Notes,6.875%,2015	125,000b	121,875
CompressionPolymers,
Sr. Notes,10.5%,2013	65,000b	60,612
DRHorton,
Sr. Notes,8.5%,2012	65,000	70,488
GoodmanGlobal:
Sr. Notes,6.41%,2012	75,000b	73,687
Sr. Sub. Notes,7.875%,2012	29,000b,c	26,390
Nortek,
Sr. Sub. Notes,8.5%,2014	85,000	78,625
OwensCorning,
Notes,7.7%,2008	175,000e	140,875
Standard-Pacific,
Sr. Notes,6.5%,2010	125,000	121,562
TexasIndustries,
Sr. Notes,7.25%,2013	15,000b	15,675
WCICommunities,
Sr. Sub. Notes,10.625%,2011	67,000	71,522
		815,694
Chemicals-3.7%
HuntsmanICIChemicals,
Sr. Sub. Notes,10.125%,2009	239,000	247,066
HuntsmanInternational:
Sr. Notes,9.875%,2009	29,000	30,776
Sr.Secured Notes,11.625%,2010	14,000	16,065
Nalco:
Sr. Notes,7.75%,2011	50,000	51,375
Sr. Sub. Notes,8.875%,2013	275,000	283,594
PQ,
Sr. Sub. Notes,7.5%,2013	20,000b	19,500
Rhodia,
Sr. Notes,10.25%,2010	262,000c	278,375
RockwoodSpecialties,
Sr. Sub. Notes,10.625%,2011	70,000	76,650
WestlakeChemical,
Sr. Notes,8.75%,2011	85,000	92,013
		1,095,414
Commercial&ProfessionalServices-1.1%
Brickman,
Sr. Sub. Notes,Ser.B,11.75%,2009	62,000	69,750
CorrectionsCorpofAmerica,
Sr. Sub. Notes,6.25%,2013	175,000	174,125
ServiceCorpInternational,
Sr. Notes,7%,2017	45,000b	45,675
WilliamsScotsman,
Sr. Notes,8.5%,2015	35,000b,c	35,613
		325,163
ConsumerProducts-1.2%
AmesTrueTemper,
Sr. Sub. Notes,10%,2012	85,000c	66,725
Amscan,
Sr. Sub. Notes,8.75%,2014	110,000c	96,800
PlaytexProducts,
Sr. Sub. Notes,9.375%,2011	160,000	167,800
Rayovac,
Sr. Sub. Notes,8.5%,2013	32,000	31,040
		362,365

DiversifiedFinancialServices-6.8%
BCPCrystalUS,
Sr. Sub. Notes,9.625%,2014	155,000	173,213
CCMMerger,
Notes,8%,2013	25,000b	25,344
ConsolidatedCommunicationsIllinois/Texas,
Sr. Notes,9.75%,2012	67,000	71,690
E*TradeFinancial,
Sr. Notes,7.375%,2013	25,000b	25,375
FINOVA,
Notes,7.5%,2009	153,120	60,482
FordMotorCredit:
GlobalLandmarkSecurities,7.375%,2009	120,000	116,013
Notes,4.74%,2006	315,000d	313,986
GMAC:
Bonds,8%,2031	85,000	74,405
Notes,7.75%,2010	230,000	223,140
Sr. Notes,5.375%,2011 EUR	80,000	84,795
GlencoreFunding,
Notes,6%,2014	100,000b	94,886
K&FAcquisition,
Sr. Sub. Notes,7.75%,2014	35,000	35,525
KansasCitySouthernRailway,
Sr. Notes,9.5%,2008	70,000	77,087
LeucadiaNational,
Sr. Notes,7%,2013	75,000	75,750
NellAFSARL,
Sr. Notes,8.375%,2015	75,000b,c	73,687
Noble,
Sr. Notes,6.625%,2015	200,000b	185,008
ResidentialCapital:
Notes,6.375%,2010	205,000b	207,891
Notes,6.875%,2015	55,000b	57,655
StenaAB,
Sr. Notes,7.5%,2013	66,000	64,515
		2,040,447
DiversifiedMetals&Mining-2.1%
ConsolEnergy,
Notes,7.875%,2012	223,000	245,300
CSNIslandsVIII,
Sr. Notes,10%,2015	85,000b	94,988
Freeport-McMoRanCopper&Gold,
Sr. Notes,6.875%,2014	90,000	89,550
InternationalSteel,
Sr. Notes,6.5%,2014	90,000	89,550
SouthernPeruCopper,
Notes,6.375%,2015	100,000b	101,072
		620,460
ElectricUtilities-8.7%
AES,
Sr. Sub. Notes,8.875%,2011	450,000	490,500
AlleghenyEnergySupply:
Bonds,8.25%,2012	418,000b,c	472,340
Notes,7.8%,2011	56,000	61,600
CMSEnergy,
Sr. Notes,9.875%,2007	159,000	173,707
CalpineGenerating,
Secured Notes,13.2%,2011	17,000c,d	16,235
FPLEnergyNationalWind,
Notes,6.125%,2019	150,000b	148,384
MSWEnergy,
SecuredBonds,8.5%,2010	35,000	37,712
Mirant,
Sr. Notes,7.4%,2004	100,000b,c,e	120,500
NRGEnergy,
SecuredBond,8%,2013	116,000	124,120
NevadaPower:
FirstMortgage,6.50%,2012	32,000	33,360
Mortgage,BondsSer.A,8.25%,2011	70,000	78,050
Notes,Ser.E,10.875%,2009	41,000	45,510
ReliantEnergy,
Sr.Secured,Notes,9.25%,2010	270,000	294,300
SierraPacificPower,
MortgageNotes,6.25%,2012	50,000	51,125
SierraPacificResources,
Sr. Notes,8.625%,2014	219,000	242,488
TECOEnergy,
Sr. Notes,6.75%,2015	40,000b	42,100
TXU,
Sr. Notes,5.55%,2014	150,000c	143,149
TexasGenco/Financing,
Sr. Notes,6.875%,2014	50,000b	51,125
		2,626,305
Electrical&Electronics-1.1%
Dresser,
Sr. Sub. Notes,9.375%,2011	137,000	145,220
FisherScientificInternational,
Sr. Sub. Notes,6.125%,2015	100,000b	100,750
Imax,
Sr. Notes,9.625%,2010	66,000	70,950
		316,920
Entertainment-4.0%
ArgosyGaming,
Sr. Sub. Notes,9%,2011	110,000	119,908
Cinemark,
Sr.DiscountNotes,0/9.75%,2014	90,000f	63,450
Intrawest,
Sr. Notes,7.5%,2013	9,000	9,259
IsleofCapriCasinos,
Sr. Sub. Notes,9%,2012	57,000	60,705
Leslie'sPoolmart,
Sr. Notes,7.75%,2013	55,000	55,825
MashantucketWesternPequotTribe,
Bonds,5.912%,2021	190,000b	191,584
MoheganTribalGamingAuthority:
Sr. Notes,6.125%,2013	170,000	170,000
Sr. Sub. Notes,6.375%,2009	157,000	157,785
Sr. Sub. Notes,8%,2012	85,000	90,100
PennNationalGaming:
Sr. Sub. Notes,6.75%,2015	35,000	34,475
Sr. Sub. Notes,6.875%,2011	80,000	80,800
RoyalCaribbeanCruises,
Sr. Sub. Notes,8.75%,2011	100,000	112,750
SenecaGaming,
Sr. Notes,7.25%,2012	60,000b	61,800
		1,208,441
EnvironmentalControl-1.8%
AlliedWaste:
Sr. Notes,Ser.B,8.5%,2008	425,000	445,188
Sr. Notes,Ser.B,9.25%,2012	37,000	40,237
GeoSub,
Sr. Notes,11%,2012	56,000	56,560
		541,985
Food&Beverages-2.4%
AgrilinkFoods,
Sr. Sub. Notes,11.875%,2008	16,000	16,440
CornProductsInternational:
Sr. Notes,8.25%,2007	57,000	60,281
Sr. Notes,8.45%,2009	57,000	63,615
DelMonte,
Sr. Sub. Notes,8.625%,2012	62,000	66,960
DoleFood:
Debs.,8.75%,2013	46,000	49,450
Sr. Notes,8.625%,2009	49,000	51,450
Sr. Notes,8.875%,2011	32,000	33,360
InglesMarkets,
Sr. Sub. Notes,8.875%,2011	25,000	25,375
PinnacleFoods,
Sr. Sub. Notes,8.25%,2013	80,000	76,000
SmithfieldFoods,
Sr. Notes,7%,2011	60,000	61,500
StaterBrothers:
Sr. Notes,7.37%,2010	50,000d	49,500
Sr. Notes,8.125%,2012	170,000	168,725
		722,656
Gaming&Lodging-5.0%
ChumashCasino&ResortEnterprise,
Sr. Notes,9.26%,2010	40,000b	43,000
GaylordEntertainment,
Sr. Notes,6.75%,2014	65,000	63,213
InnoftheMountainGodsResort&Casino,
Sr. Notes,12%,2010	174,000	197,490
MGMMirage,
Notes,8.5%,2010	129,000	140,933
MandalayResort,
Sr. Notes,6.5%,2009	127,000	128,270
ParkPlaceEntertainment:
Sr. Sub. Notes,Ser.A,7.875%,2005	152,000	153,330
Sr. Sub. Notes,8.875%,2008	321,000	351,896
Sr. Sub. Notes,7.875%,2010	79,000c	86,307
ResortsInternationalHotelandCasino,
FirstMortgage,11.5%,2009	194,000	218,250
TurningStoneCasinoEntertainment,
Sr. Notes,9.125%,2010	45,000b	47,025
WynnLasVegasCapital,
FirstMortgageNotes,6.625%,2014	85,000	81,706
		1,511,420
HealthCare-4.8%
BeverlyEnterprises,
Sr. Sub. Notes,7.875%,2014	57,000	63,413
CoventryHealthCare,
Sr. Notes,8.125%,2012	115,000	124,775
DaVita,
Sr. Sub.Note,7.25%,2015	100,000c	101,875
ExtendicareHealthServices,
Sr. Notes,9.5%,2010	40,000	42,800
HCA,
Notes,8.75%,2010	235,000	260,709
Healthsouth,
Sr. Notes,8.375%,2011	195,000	186,712
PsychiatricSolutions,
Sr. Sub. Notes,7.75%,2015	15,000b	15,562
TenetHealthcare,
Sr. Notes,9.875%,2014	431,000	452,550
TriadHospitals,
Sr. Sub. Notes,7%,2013	201,000	204,517
		1,452,913
Machinery-1.6%
CaseNewHolland,
Sr. Notes,9.25%,2011	209,000	222,063
ColumbusMcKinnon,
Sr. Sub. Notes,8.875%,2013	40,000b	40,600
DouglasDynamics,
Sr. Notes,7.75%,2012	215,000b	216,075
		478,738
Manufacturing-1.0%
Bombardier,
Notes,6.3%,2014	100,000b	89,000
JBPoindexter&Co,
Sr. Notes,8.75%,2014	152,000	139,080
Polypore,
Sr. Sub. Notes,8.75%,2012	68,000	60,180
		288,260
Media-6.4%
AdelphiaCommunications,
Sr. Notes,Ser.B,7.75%,2009	103,000e	76,735
AmericanMediaOperation,
Sr. Sub. Notes,Ser.B,10.25%,2009	25,000	24,437
CSCHoldings:
Sr. Notes,7.875%,2007	123,000	126,997
Sr. Notes,6.75%,2012	66,000b	62,700
Sr. Notes,Ser.B,8.125%,2009	100,000	101,250
CharterCommunications,
Sr. Notes,8.75%,2013	154,000	152,845
DexMediaEastFinance:
Sr. Sub. Notes,Ser.B,9.875%,2009	11,000	12,017
Sr. Sub. Notes,Ser.B,12.125%,2012	207,000	243,225
Sr. Sub. Notes,Ser.B,9.875%,2013	153,000	169,639
DirecTVHoldings/Finance,
Sr. Notes,8.375%,2013	116,000	127,165
EntercomRadioCapital,
Sr. Sub. Notes,7.625%,2014	35,000	36,312
GrayTelevision,
Sr. Sub. Notes,9.25%,2011	30,000	32,625
KabelDeutschland,
Sr. Notes,10.625%,2014	87,000b	96,570
LBIMedia,
Sr.DiscountNotes,0/11%,2013	97,000f	73,599
LodgenetEntertainment,
Sr. Sub.Deb.,9.5%,2013	28,000	30,800
NexstarFinance:
Sr.DiscountNotes,0/11.375%,2013	148,000f	110,260
Sr. Sub. Notes,7%,2014	145,000c	131,225
PegasusCommunications,
Sr. Sub. Notes,Ser.B,12.5%,2007	228,000e	60,135
RadioOne,
Sr. Sub. Notes,Ser.B,8.875%,2011	90,000	96,075
SalemCommunications,
Sr. Sub. Notes,Ser.B,9%,2011	138,000	147,832
		1,912,443

Oil&Gas-6.8%
Coastal:
Notes,7.625%,2008	256,000c	261,440
Notes,7.75%,2010	257,000	263,425
Sr.Deb.,6.5%,2008	57,000	56,430
Colorado Interstate Gas,
Sr. Notes,5.95%,2015	75,000b	73,120
ElPasoProduction,
Sr. Notes,7.75%,2013	109,000	114,450
Hanover Compressor:
Sr. Notes,8.625%,2010	66,000	71,445
Sr. Notes,9%,2014	84,000	93,765
Hanover Equipment Trust:
Sr.Secured Notes, SerA., 8.5%, 2008	114,000	119,130
Sr.Secured Notes,Ser.B,8.75%, 2011	11,000	11,743
McMoRan Exploration:
Sr. Notes,6%,2008	316,000	466,890
Sr. Notes,5.25%,2011	57,000b	74,100
Petroleum Geo-Services,
Notes, 10%, 2010	120,000	135,000
Pogo Producing,
Sr. Sub. Notes,6.625%,2015	135,000b	137,700
Whiting Petroleum,
Sr. Sub. Notes,7.25%,2013	155,000	158,487
		2,037,125
Packaging&Containers-4.5%
Ball,
Notes, 6.875%, 2012	150,000	153,750
Berry Plastics,
Sr. Sub. Notes, 10.75%, 2012	35,000	37,800
Crown European,
Sr.Secured Notes,9.5%,2011	230,000	253,000
Jefferson Smurfit,
Sr. Notes,8.25%,2012	57,000	53,865
Norampac,
Sr. Notes, 6.75%, 2013	75,000	75,000
Owens-Brockway:
Sr. Notes, 8.25%, 2013	30,000	31,350
Sr.Secured Notes, 6.75%, 2014	28,000	27,160
Sr.Secured Notes,7.75%,2011	60,000	62,700
Sr. Secured Notes, 8.75%, 2012	9,000	9,765
Sr.Secured Notes,8.875%,2009	50,000	52,750
Owens-Illinois,
Debs.,7.8%,2018	175,000	176,750
Pliant,
Sr. Secured Discount Notes, 0/11.125%, 2009	97,000f	83,905
SoloCup,
Sr. Sub. Notes,8.5%,2014	90,000c	80,100
Stone Container:
Sr. Notes,9.75%,2011	180,000	183,600
Sr. Notes,8.375%,2012	75,000	71,625
		1,353,120
Paper&ForestProducts-3.1%
Appleton Papers,
Sr. Sub. Notes,9.75%,2014	185,000c	178,525
Buckeye Technologies,
Sr. Notes,8.5%,2013	80,000	81,600
Georgia-Pacific:
Sr. Notes,8.875%,2010	485,000	543,200
Sr. Notes,9.375%,2013	115,000	128,800
		932,125
Pipelines-3.7%
ANR Pipeline,
Notes,8.875%,2010	150,000	162,886
Dynegy:
Secured Notes,9.875%,2010	153,000b	167,535
Secured Notes,10.125%,2013	134,000b	150,080
Northwest Pipeline,
Notes,8.125%,2010	155,000	166,238
SouthernNaturalGas,
Notes,8.875%,2010	123,000	133,567
WilliamsCos:
Notes,7.125%,2011	100,000	105,250
Notes,7.875%,2021	150,000	165,750
Notes,8.75%,2032	50,000	59,250
		1,110,556
Real Estate Investment Trust-1.0%
BF Saul,
Sr. Secured Notes,7.5%,2014	150,000	154,500
Host Marriott,
Sr. Notes,Ser.M,7%,2012	150,000	152,813
		307,313
Retail-1.7%
Amerigas Partners,
Sr. Notes,7.25%,2015	80,000b	84,000
Central European Distribution,
Sr.Secured Notes,8%,2010 EUR	50,000b	64,484
JC Penney,
Sr. Notes,8%,2010	101,000	110,848
Neiman Marcus,
Sr.Secured Notes,9%,2015	40,000b	40,300
Rite Aid:
Sr.Secured Notes,8.125%,2010	70,000	71,750
Sr.Secured Notes,12.5%,2006	64,000	68,320
VICORP Restaurants,
Sr. Notes,10.5%,2011	64,000	62,720
		502,422
Structured Index-3.0%
ABSvensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	190,000b,g	178,315
Dow Jones CDX,
Credit Linked Notes, Ser.4-T2, 6.75%, 2010	723,000b,h	712,607
		890,922
Technology-.9%
Freescale Semiconductor,
Sr. Notes,6.875%,2011	230,000	242,650
Sungard Data Systems,
Sr. Notes,8.524%,2013	20,000b,d	20,800
		263,450
Telecommunications-7.1%
American Tower Escrow,
Discount Notes, 0%, 2008	30,000i	23,250
American Tower:
Sr. Notes,7.125%,2012	86,000	90,730
Sr. Sub. Notes, 7.25%,2011	42,000	44,835
Hawaiian Telcom Communications,
Sr. Notes,8.91375%,2013	75,000b,d	76,125
Innova Sde RL,
Notes, 9.375%, 2013	128,000	145,920
Intelsat Bermuda:
Sr. Notes,8.25%,2013	105,000b	106,181
Sr. Notes,8.695%,2012	85,000b,d	86,913
Nextel Partners,
Sr. Notes,12.5%,2009	77,000	82,583
Qwest:
Bank Note, Ser.A, 6.5%,2007	74,800d	77,138
Bank Note, Ser.B, 6.95%, 2010	50,000d	49,688
Sr. Notes,7.875%,2011	55,000	57,613
Qwest Communications International,
Sr. Notes, 7.5%,2014	255,000b	243,525
Qwest Services,
Secured Notes, 14%, 2014	260,000	316,550
Rogers Wireless Communications,
Secured Notes,7.25%,2012	150,000	159,375
Rural Cellular,
Sr. Notes, 9.875%, 2010	35,000	36,925
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	310,000f	282,875
Ubiqui Tel Operating,
Sr. Notes,9.875%,2011	86,000	95,890
US Unwired,
Second Priority Sr. Secured Notes,Ser. B, 10%, 2012	142,000	164,010
		2,140,126
Textiles&Apparel-.8%
INVISTA,
Notes, 9.25%, 2012	230,000b	251,275
Transportation-1.8%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	96,000b	98,880
GreenbrierCos.,
Sr. Notes,8.375%,2015	100,000	104,500
GulfmarkOffshore,
Sr. Sub. Notes, 7.75%, 2014	113,000	120,628
TFM, S.A.deC.V.,
Sr. Notes, 10.25%, 2007	214,000	230,050
		554,058
Total Bonds and Notes
(Cost $27,931,939)		28,373,487

Preferred Stocks -2.4%	Shares	Value($)
Banking-1.0%
Sovereign Capital Trust IV,
Conv., $2.1875	6,850	303,969
Diversified Financial Services-.2%
Williams Holdings Of Delaware,
Cum. Conv.,$2.75	460b	53,533
Media-1.2%
Paxson Communications,
Cum.Conv.,$975	355b	141,966
Spanish Broadcasting System (Units)
Cum. Conv.,Ser.B,$107.5	218	234,112
		376,078
Total Preferred Stocks
(Cost $897,807)		733,580

Common Stocks -.5%
Chemicals-fibers&Diversified-.1%
Huntsman	626i	12,238
Gaming&Lodging-0%
Trump Entertainment Resorts	333c,i	5,972
Telecommunications-.4%
AboveNet	3,991c,i	111,748
AboveNet(warrants)	297i	2,376
AboveNet(warrants)	350i	1,400
iPCS	27i	1,123
		116,647
Textiles&Apparel-0%
DanRiver	4,342	1,303

Total Common Stocks
(Cost $226,699)		136,160

OtherInvestments-1.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(Cost481,000)	481,000j	481,000

Investment of Cash Collateral for Securities Loaned-7.2%
Registered Investment Company;
Dreyfus Institutional Cash Advanatage Plus Fund	2,174,444j	2,174,444
(Cost $2,174,444)

Total Investment(Cost $31,711,889)	106.2%	31,898,671
Liabilites, Less Cash and Receivables	(6.2%)	(1,857,054)
Net Assets	100.0%	30,041,617

a Principal amount stated in U.S. Dollars unless otherwise noted.
Eur-Euros
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to
$6,313,464 or 21% of net assets.
c All or a portion of these securities are on loan. At September 30, 2005, the total market value of the fund's securities on loan is $2,174,444 and the total market value of the collateral held by the fund is $2,052,656.
d Variable rate security--interest rate subject to periodic change.
e Non-income producing-security indefault.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity date.
g Security linked to Goldman Sachs Non-Energy-Excess Return Index.
h Security linked to a portfolio of debt securities.
i Non-income producing security.
j Investments in affiliated money market funds.
k Subsequent to September 30, 2005, these securities became Non-income producing security in default.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 25.1%	Amount ($)	Value ($)

Citibank
3.78%, 12/12/2005	5,000,000	5,000,000
Credit Suisse First Boston (Yankee)
3.80%, 12/6/2005	5,000,000	5,000,000
First Tennessee Bank
3.78%, 12/8/2005	5,000,000	5,000,000
HBOS Treasure Service PLC (London)
3.81%, 12/6/2005	5,000,000	5,000,000
Washington Mutual Bank
3.62%, 10/28/2005	5,000,000	5,000,000
Wilmington Trust Co.
3.82%, 12/5/2005	5,000,000	4,999,828
Total Negotiable Bank Certificates of Deposit
(cost $29,999,828)		29,999,828

Commercial Paper - 50.9%

Atlantic Asset Securitization
3.84%, 11/21/2005	5,000,000a	4,972,941
Barclays US Funding
3.70%, 12/2/2005	5,000,000	4,968,397
Cafco LLC
3.61%, 10/18/2005	5,000,000a	4,991,547
CBA (Delaware) Finance Inc.
3.68%, 12/2/2005	5,000,000a	4,968,569
CC USA
3.62%, 10/25/2005	5,000,000a	4,988,033
Deutsche Bank Financial LLC
3.88%, 10/3/2005	2,000,000	1,999,569
Edison Asset Securitization
3.78%, 12/8/2005	5,000,000a	4,964,631
Gemini Securitization Corp.
3.79%, 12/12/2005	5,000,000a	4,962,500
Grampian Funding LLC
3.70%, 12/6/2005	3,000,000a	2,979,815
K2 USA LLC
3.62%, 10/27/2005	2,000,000	1,994,814
Mane Funding
3.84%, 11/21/2005	5,000,000a	4,972,977
Scaldis Capital LLC
3.80%, 12/5/2005	5,000,000a	4,966,056
Sigma Finance
3.61%, 10/27/2005	5,000,000a	4,987,090
UBS Finance (Delaware) Inc.
3.86%, 10/3/2005	4,000,000	3,999,142
Total Commercial Paper
(cost $60,716,082)		60,716,082

Corporate Notes - 13.4%

Harrier Finance Funding
3.89%, 4/13/2006	4,000,000a,b	4,000,000
Lehman Brothers Inc.
3.81%, 2/23/2006	4,000,000b	4,000,000
Toyota Motor Credit Corp.
3.81%, 8/8/2006	4,000,000a,b	4,000,000
Wells Fargo & Co.
3.64%, 7/3/2011	4,000,000b	4,000,000
Total Corporate Notes
(cost $16,000,000)		16,000,000

Short Term Bank Notes - 4.2%

Bank Of America
3.78%, 12/12/2005
(cost $5,000,000)	5,000,000	5,000,000

Time Deposits - 6.7%

Chase Manhattan Bank USA (Grand Cayman)
3.88%, 10/3/2005	4,000,000	4,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
3.88%, 10/3/2005	4,000,000	4,000,000
Total Time Deposits
(cost $8,000,000)		8,000,000

Total Investments(cost $119,715,910)	100.3%	119,715,910

Liabilities, Less Cash and Receivables	(.3%)	(334,130)

Net Assets	100.0%	119,381,780

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2005, these securities amounted to $57,748,973 or 48.4% of net assets.
[b] Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO Statement of Investments September 30, 2005 (Unaudited)
	Principal
	Amounta	Value ($)

Bonds and Notes - 114.1%
Aerospace & Defense -.4%
L-3 Communications:
Sr. Sub. Notes, 6.375%, 2015	115,000b	116,438
Sr. Sub. Notes, 7.625%, 2012	415,000	437,825
Raytheon,
Notes, 5.5%, 2012	210,000	216,395
		770,658
Agricultural - .4%
Altria,
Notes, 7%, 2013	805,000	882,496

Airlines - 0.0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	270,470c,d	27

Asset-Backed Ctfs-Automobile Receivables - 2.6%
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B, 4.64%, 2010	650,000	647,128
WFS Financial Owner Trust:
Ser. 2003-3, Cl. A4, 3.25%, 2011	4,525,000	4,458,502
Ser. 2005-2, Cl. B, 4.57%, 2012	325,000	323,778
		5,429,408
Asset - Backed Ctfs. - Home Equity Loans - 4.2%
ACE Securities,
Ser. 2005-HE1, Cl. A2A, 3.95%, 2035	339,139e	339,392
Accredited Mortgage Loan Trust:
Ser. 2005-1, Cl. A2A, 3.93%, 2035	428,511e	428,843
Ser. 2005-2, Cl. A2A, 3.93%, 2035	669,779e	670,055
Ser. 2005-3, Cl. A2A, 3.93%, 2035	850,000e	850,513
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6, 5.14%, 2034	525,000	525,706
Bear Stearns Asset Backed Securities:
Ser. 2005-HE2, Cl. A1, 3.94%, 2035	319,211e	319,470
Ser. 2005-HE3, Cl. A1, 3.91%, 2035	291,154e	291,377
Ser. 2005-HE4, Cl. 1A1, 3.93%, 2035	549,331e	549,724
Ser. 2005-TC1, Cl. A1, 3.94%, 2035	538,123e	538,198
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 3.93%, 2035	671,563e	672,307
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1, 3.94%, 2035	1,052,312e	1,052,946
Mastr Asset Backed Securities Trust,
Ser. 2005-WMC1, Cl. A3, 3.93%, 2035	421,917e	421,980
Merill Lynch Mortgage Investors,
Notes, 3.94%, 2035	40,967e	40,998
Morgan Stanley ABS Capital I,
Ser. 2005-NC2, Cl. A3A, 3.91%, 2035	537,580e	537,943

Morgan Stanley Home Equity Loans,
Ser. 2005-2, Cl. A2A, 3.92%, 2035	413,919e	413,630
Residential Asset Securities:
Ser. 2005-EMX1, Cl. AI1, 3.93%, 2035	468,644e	469,015
Ser. 2005-EMX3, Cl. AI1, 3.94%, 2035	725,000e	725,000
		8,847,097
Asset-Backed Ctfs.- Manufactured Housing - .7%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	509,037	539,078
Origen Manufactured Housing,
Ser. 2005-A, Cl. A1, 4.06%, 2013	869,076	863,105
		1,402,183

Asset-Backed - Other - 4.8%
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT3, Cl. A1A, 3.92%, 2035	816,069e	816,175
Countrywide,
Ser. 2005-2, Cl. 2A1, 3.92%, 2035	421,868e	421,923
Credit-Based Asset Servicing and Securitization,
Ser. 2005-CB4, Cl. AV1, 3.93%, 2035	493,541e	493,839
First Franklin Mortgage Loan
Ser. 2005-FFH3, Cl. 2A1, 3.96%, 2035	850,000e	850,512
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC1, Cl. A2A, 3.93%, 2035	44,589e	44,625
Morgan Stanley ABS Capital I:
Ser. 2005-WMC2, Cl. A2A, 3.91%, 2014	370,009e	370,282
Ser. 2005-WMC6, Cl. A2A, 3.94%, 2035	541,072e	541,398
Ownit Mortgage Loan,
Ser. 2005-2, Cl. A2A, 3.94%, 2036	763,215e	763,337
Residential Asset Mortgage Products:
Ser. 2004-RS12, Cl. AII1, 3.96%, 2027	749,870e	750,611
Ser. 2005-RS2, Cl. AII1, 3.94%, 2035	530,748e	531,238
Ser. 2005-RS3, Cl. AIA1, 3.93%, 2035	873,389e	874,052
Ser. 2005-RZ1, Cl. A1, 3.93%, 2034	504,184e	504,588
Saxon Asset Securities Trust:
Ser. 2004-2, Cl. AF2, 4.15%, 2035	2,298,000	2,281,921
Ser. 2005-3, Cl. A2A, 3.96%, 2035	700,000e	700,000
Specialty Underwriting & Residential Finance,
Ser. 2005-BC1, Cl. A1A, 3.94%, 2035	361,538e	361,800
		10,306,301
Auto Manufacturing - .2%
DaimlerChrysler:
Notes, 4.875%, 2010	175,000	171,681
Notes, 8.5%, 2031	180,000	218,557
		390,238
Banking - 4.6%
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	260,000	268,450
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	565,000b,e	544,822
HBOS Capital,
Notes, 6.071%, 2049	2,590,000	2,732,398
Northern Rock,
Notes, 5.6%, 2008	535,000b	541,400
Rabobank Capital Funding II,
Bonds, 5.26%, 2049	1,385,000b	1,391,173
Regions Financial,
Sr. Notes, 3.826%, 2008	825,000e	825,457
Resona Bank,
Notes, 5.85%, 9/29/2049	475,000b	469,728
Sumitomo Mitsui Banking,
Notes, 5.625%, 2049	315,000b,e	314,080
US Bank NA,
Notes, Ser. BNT1, 3.7725%, 2006	1,325,000e	1,325,519
Union Planters,
Notes, 4.375%, 2010	700,000	685,976
Wells Fargo & Co.,
Sub. Notes, 6.375%, 2011	290,000	311,006
Zions Bancorp,
Sub. Notes, 6%, 2015	465,000	494,587
		9,904,596
Building & Construction - .4%
American Standard:
Sr. Notes, 7.375%, 2008	265,000	278,800
Sr. Notes, 7.625%, 2010	450,000	494,164
		772,964

Chemicals - 1.2%
ICI Wilmington,
Notes, 5.625%, 2013	640,000	647,034
Lubrizol:
Debs., 6.5%, 2034	600,000f	631,179
Sr. Notes, 4.625%, 2009	445,000	437,847
RPM International:
Bonds, 6.25%, 2013	420,000	434,774
Sr. Notes, 4.45%, 2009	450,000	436,679
		2,587,513

Commercial & Professional Services - .9%
Aramark Services,
Notes, 5%, 2012	785,000	767,078
Erac USA Finance:
Bonds, 5.6%, 2015	310,000b	313,785
Notes, 7.95%, 2009	210,000b	233,391
RR Donnekkey & Sons,
Notes, 4.95%, 2014	680,000	654,674
		1,968,928
Commercial Mortgage Pass - Through Ctfs. - 1.3%
Banc of America Commercial Mortgage,
Ser. 2005-2, Cl. A2, 4.247%, 2043	875,000	866,998
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	1,000,000b	1,065,319
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	240,000b	236,137
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2, 4.96%, 2038	505,000	506,859
		2,675,313
Diversified Financial Services - 6.1%
Amvescap,
Notes, 5.375%, 2013	550,000	552,750
Bear Stearns & Cos.,
Notes, 4.5%, 2010	325,000	320,374
Boeing Capital,
Notes, 7.375%, 2010	490,000	547,236
CIT,
Sr. Notes, 4.75%, 2008	470,000	470,441
Countrywide Home Loans,
Notes, Ser. L, 4%, 2011	290,000	275,829
Credit Suisse First Boston,
Notes, 5.125%, 2015	490,000	489,179
Ford Motor Credit:
Notes, 6.5%, 2007	465,000	465,685
Notes, 7.75%, 2007	200,000	202,487
Sr. Notes, 7.2%, 2007	405,000	407,478
GMAC,
Notes, 6.125%, 2007	300,000	298,330
Glencore Funding,
Notes, 6%, 2014	675,000b	640,481
Goldman Sachs,
Notes, 5.7%, 2012	625,000	649,161
HSBC Finance,
Bonds, 4.75%, 2010	365,000	363,969
International Lease Finance,
Notes, 4.75%, 2012	850,000	835,378
JPMorgan Chase & Co.,
Sub. Notes, 5.125%, 2014	780,000	779,421
Jefferies,
Sr. Notes, 5.5%, 2016	685,000	673,750
John Deere Capital,
Sr. Notes, Ser. D, 4.4%, 2009	320,000	316,643
Lehman Brothers Holdings E-Capital Trust I,
Notes, 4.59%, 2065	100,000b,e	100,332
MBNA,
Notes, 6.125%, 2013	750,000	801,367
Mizuho JGB Investment,
Sub. Notes, Ser. A, 9.87%, 2008	425,000b,e	474,444
Morgan Stanley,
Sub. Notes, 4.75%, 2014	1,097,000	1,060,167
Nuveen Investments,
Sr. Notes, 5%, 2010	285,000	282,470
Pearson Dollar Finance,
Notes, 4.7%, 2009	335,000b	332,773
Residential Capital,
Notes, 6.375%, 2010	1,070,000b	1,085,091
SLM,
Notes, 5.375%, 2013	575,000	590,977
		13,016,213
Electric Utilities - 1.1%
Consumers Energy,
First Mortgage, 5%, 2012	655,000	652,527
Dominion Resources,
Sr. Notes, Ser. A, 7.195%, 2014	575,000	647,303
FPL Energy National Wind,
Notes, 5.608%, 2024	97,743b	97,419
FirstEnergy,
Notes, Ser. B, 6.45%, 2011	300,000	319,833
Nisource Finance,
Sr. Notes, 5.25%, 2017	375,000	367,340
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	200,000	204,500
		2,288,922

Environmental Control -.7%
Republic Services,
Notes, 6.086%, 2035	700,000	713,613
Waste Management:
Sr. Notes, 6.875%, 2009	270,000	287,503

Sr. Notes, 7%, 2028	525,000	592,857
		1,593,973

Food & Beverages - .6%
Kroger,
Sr. Notes, 8%, 2029	525,000	614,576
Safeway,
Sr. Debs., 7.25%, 2031	375,000	397,791
Stater Brothers,
Sr. Notes, 8.125%, 2012	195,000	193,538
		1,205,905
Foreign Governmental - 4.5%
Argentina Bonos,
Bonds, 4.005%, 2012	310,000e	250,015
Banco Nacional de Desenvolvimento Economico e Social
Notes, 5.822%, 2008	660,000e	661,650
Deutsche Bundesrepublik:
Bonds, Ser. 03, 4.5%, 2013 EUR	770,000	1,019,443
Bonds, Ser. 98, 4.125%, 2008 EUR	790,000	991,675
Export-Import Bank Of Korea,
Sr. Notes, 4.5%, 2009	575,000	568,290
Mexican Bonos,
Bonds, Ser. M, 9.12%, 2011 MXN	5,900,000	562,428
Republic of Peru,
Bonds, 7.35%, 2025	190,000	202,350
Republic of South Africa ,
Notes, 9.125%, 2009	470,000	535,800
Swedish Government,
Bonds, Ser. 1045, 5.25%, 2011 SEK	29,315,000	4,249,894
United Mexican States,
Notes, 6.75%, 2034	500,000f	533,750
		9,575,295
Gaming & Lodging - 1.0%
Harrah's Operating,
Sr. Notes, 8%, 2011	380,000	425,345
MGM Mirage,
Sr. Notes, 6%, 2009	205,000	203,462
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013	345,000	345,000
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	560,000b	630,000
Station Casinos,
Sr. Notes, 6%, 2012	450,000	451,688
		2,055,495
Health Care - .3%
American Home Products,
Notes, 6.95%, 2011	325,000	357,414
Coventry Health Care,
Sr. Notes, 5.875%, 2012	160,000	163,200
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	155,000	171,083
		691,697
Manufacturing - .5%
Bombardier,
Notes, 6.3%, 2014	780,000b	694,200
Tyco International,
Notes, 6%, 2013	425,000	449,688
		1,143,888
Media - 1.3%
AOL Time Warner,
Notes, 6.75%, 2011	480,000	516,076
British Sky Broadcasting,
Notes, 6.875%, 2009	510,000	541,034
Comcast,
Notes, 5.5%, 2011	530,000	540,733
News America,
Debs., 7.7%, 2025	425,000	498,341
Univision Communications,
Notes, 7.85%, 2011	560,000	622,663
		2,718,847

Metals & Mining - .8%
Falconbridge:
Bonds, 5.375%, 2015	75,000	73,078
Notes, 6%, 2015	195,000	199,074
International Steel,
Sr. Notes, 6.5%, 2014	485,000	482,575
Ispat Inland ULC
Secured Notes, 9.75%, 2014	115,000	133,975
Southern Peru Copper,
Notes, 7.5%, 2035	280,000b	281,320
Teck Cominco,
Notes, 7%, 2012	500,000	547,219
		1,717,241
Oil & Gas - 1.4%
Amerada Hess:
Notes, 6.65%, 2011	240,000	259,632
Notes, 7.3%, 2031	405,000	473,981
Enterprise Products Operating,
Sr. Notes, Ser. B, 6.65%, 2034	775,000	797,790
Halliburton,
Notes, 5.5%, 2010	325,000	335,979
Oneok,
Sr. Notes, 5.2%, 2015	225,000	223,243
PC Financial Partnership,
Notes, 5%, 2014	440,000	436,707
XTO Energy,
Sr. Notes, 7.5%, 2012	475,000	535,744
		3,063,076

Packaging & Containers - .1%
Sealed Air,
Notes, 5.625%, 2013	310,000b	311,336

Paper & Forest Products - 1.1%
Celulosa Arauco y Constitucion:
Notes, 5.125%, 2013	360,000	348,707
Notes, 5.625%, 2015	170,000b	168,968
Georgia-Pacific:
Sr. Notes, 8%, 2014	415,000	459,612
Sr. Notes, 8.875%, 2010	365,000	408,800
Sappi Papier,
Notes, 6.75%, 2012	315,000b	320,836
Westvaco,
Debs., 7.95%, 2031	250,000	298,085
Weyerhaeuser,
Debs., 7.375%, 2032	245,000f	278,009
		2,283,017
Property-Casualty Insurance - 1.2%
ACE Capital Trust II,
Capital Securities, 9.7%, 2030	225,000	297,514
AON Capital A,
Notes, 8.205%, 2027	300,000	344,949
Assurant,
Sr. Notes, 6.75%, 2034	400,000	431,698
Metlife,
Sr. Notes, 5%, 2015	1,050,000	1,038,425
Nippon Life Insurance,
Notes, 4.875%, 2010	475,000b	471,054
		2,583,640

Real Estate Investment Trust - 2.4%
Archstone-Smith Operating Trust,
Notes, 5.25%, 2015	525,000	523,425
Arden Realty,
Notes, 5.25%, 2015	350,000	343,814
Boston Properties,
Sr. Notes, 5%, 2015	470,000	459,242
Duke Realty,
Sr. Notes, 5.875%, 2012	1,250,000	1,286,281
EOP Operating,
Sr. Notes, 7%, 2011	595,000	650,027
ERP Operating:
Notes, 5.125%, 2016	350,000	345,454
Notes, 5.25%, 2014	85,000	85,704
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	475,000	458,051
Mack-Cali Realty,
Notes, 5.05%, 2010	225,000	224,177
Regency Centers,
Bonds, 5.25%, 2015	145,000b	143,996
Simon Property,
Notes, 4.875%, 2010	550,000	548,129
		5,068,300

Residential Mortgage Pass- Through Ctfs. - 3.9%
Citigroup Mortgage Loan Trust:
Ser. 2005-WF2, Cl. AF2, 4.922%, 2035	1,000,000	999,240
Ser. 2005-WF2, Cl. AF7, 5.249%, 2035	950,000	948,850
Countrywide Alternative Loan Trust II,
Ser. 2005-J4, Cl. 2A1B, 3.95%, 2035	597,997e	597,604
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	3,311,933	3,370,358
Nomura Asset Acceptance:
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	425,000	415,945
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	475,000	468,735
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 3.93%, 2035	927,887e	927,887
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.67968%, 2035	575,000e	568,891
		8,297,510
Retail - .4%
Darden Restaurants,
Notes, 6%, 2035	315,000	298,480
May Department Stores,
Notes, 6.65%, 2024	575,000	600,465
		898,945
Structured Index - 1.0%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	2,275,000b,g	2,135,088

Technology - .1%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	160,000	168,800

Telecommunications - 2.1%
AT&T Wireless Services,
Sr. Notes, 8.75%, 2031	235,000	318,160
Deutsche Telekom International Finance,
Notes, 8.75%, 2030	635,000e	822,274
France Telecom,
Notes, 8.5%, 2031	200,000	268,851
Nextel Communications,
Sr. Notes, 5.95%, 2014	280,000	287,008
SBC Communications,
Notes, 5.625%, 2016	315,000	322,654
Sprint Capital,
Notes, 8.75%, 2032	800,000	1,076,020
Telecom Italia Capital,
Notes, 4.875%, 2010	440,000	436,276
Verizon Global Funding:
Bonds, 5.85%, 2035	200,000	197,376
Notes, 7.75%, 2032	520,000	636,759
		4,365,378
Transportation - .1%
Ryder System,
Bonds, 5%, 2012	325,000	317,649

U.S. Government - 33.2%
U.S. Treasury Bonds:
5.25%, 11/15/2028	3,695,000	4,026,109
6.25%, 5/15/2031	885,000	1,099,161
U.S. Treasury Inflation Protected Securities:
.875%, 4/15/2010	4,449,930h	4,340,438
3%, 7/15/2012	3,966,090h	4,323,247
3.375%, 1/15/2007	4,174,111h	4,320,023
U.S. Treasury Notes:
1.625%, 10/31/2005	27,000,000	26,972,460
1.875%, 12/31/2005	150,000i	149,396
3.375%, 2/28/2007	2,860,000	2,829,615
3.5%, 2/15/2010	1,065,000	1,034,839
3.625%, 4/30/2007	16,390,000	16,256,749
4.75%, 5/15/2014	4,900,000	5,049,646
		70,401,683

U.S. Government Agencies/Mortgage Backed - 28.5%
Federal Home Loan Mortgage Corp.:
Ser. 2586, Cl. WE, 4%, 12/15/2032	1,229,535	1,184,037
(Interest Only Obligation)
Ser. 2764, Cl. IT, 5%, 6/15/2027	7,390,400j	1,400,481
Federal National Mortgage Association:
4%, 5/1/2010	1,171,117	1,149,159
4.5%	8,850,000k	8,667,424
5%	24,550,000k	24,206,954
5.5%	6,475,000k	6,570,053
5.5%, 9/1/2034	446,735	446,907
6%	7,675,000k	7,842,336
7%, 6/1/2029-9/1/2029	227,828	238,649
Government National Mortgage Association I:
5.5%, 4/15/2033-3/15/2034	4,073,533	4,115,295
6%, 2/15/2029-2/15/2033	2,387,736	2,446,937
Project Loan,
8%, 9/15/2008	36,907	37,541
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	675,000	665,530
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	511,738	500,403
Government National Mortgage Association II:
7%, 9/20/2028-7/20/2029	32,205	33,749
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	1,000,000	1,010,645
		60,516,100

Total Bonds and Notes		242,355,719

(cost $ 244,469,334 )

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Options- .0%
Call Options- .0%
U.S. Treasury Notes, 4.25%, 8/15/2015	2,200,000	10,484
November 2005 @ 100.09375

Put Options- .0%
U.S. Treasury Notes, 4.125%, 5/15/2015	2,140,000	12,706
November 2005 @ 97.84375

Total Options		23,190

(cost $ 48,119 )
Investment of Cash Collateral for Securities Loaned - .8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund

(cost $1,502,650)	1,502,650l	1,502,650

Total Investment (cost $246,020,103)	114.9%	243,881,559
Liabilities, Less Cash and Receivables	(14.9%)	(31,537,063)
Net Assets	100%	212,344,496

a Principal amount stated in U.S. Dollars unless otherwised noted.
EUR - Euro
MXN-Mexican Pesos
SEK-Swedish Krona
b Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At September 30, 2005, these securities amounted to $15,846,009 or 7.5% of net assets.
c The value of this security has been determined in good faith under the direction of the Board of Trustees.
d Non-income producing - security in default
e Variable rate security--interest rate subject to periodic change.
f All or a portion of these securities are on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $1,442,938 and the total market value of the collateral held by the portfolio is $1,502,650.
g Security linked to Goldman Sachs Non Energy--Excess Return Index.
h Held by a broker as collateral for open financial futures position.
i Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j Notional face amount shown.
k Purchased on a forward commitment basis.
l Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO Statement of Financial Futures September 30, 2005 (Unaudited)
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2005 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	75	8,014,453	December 2005	(41,016)
U.S. Treasury 30 Year Bonds	50	5,720,313	December 2005	(134,688)
				(175,703)

DREYFUS VARIABLE INVESTMENT FUND - QUALITY BOND PORTFOLIO Statement of Options Written September 30, 2005 (Unaudited)
	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options:
U.S. Treasury Notes, 4.25%, 8/15/2015
December 2005 @ 102.796875	4,220,000	4,726
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 101.546875	4,400,000	6,531

Put Options;
U.S. Treasury Notes, 4.25%, 8/15/2015
December 2005 @ 98.046875	4,220,000	25,278
U.S. Treasury Notes, 4.125%, 5/15/2015
November 2005 @ 96.328125	4,280,000	6,688

(Premiums received $81,088)		43,223

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO STATEMENT OF INVESTMENTS September 30, 2005 (Unaudited)
Common Stocks--99.0%	Shares	Value($)

Automobiles & Components--.8%
Fleetwood Enterprises	27,100a	333,330

Banking--6.0%
BankUnited Financial, Cl. A	8,170	186,848
Cullen/Frost Bankers	4,300	212,162
Downey Financial	3,400	207,060
East West Bancorp	4,000	136,160
First Midwest Bancorp	5,660	210,778
Fremont General	12,100	264,143
South Financial Group	4,900	131,516
SVB Financial Group	4,300a	209,152
UCBH Holdings	21,140	387,285
Umpqua Holdings	9,900	240,768
Whitney Holding	10,200	275,808
Wintrust Financial	3,630	182,444
		2,644,124

Capital Goods--10.0%
Actuant, Cl. A	6,600	308,880
Armor Holdings	2,460a	105,805
Briggs & Stratton	4,440	153,580
EnPro Industries	6,470a	217,974
Esterline Technologies	3,730a	141,330
IDEX	3,900	165,945
Manitowoc	3,200	160,800
Oshkosh Truck	5,940	256,370
Quanta Services	37,000a	472,120
Roper Industries	6,800	267,172
Teledyne Technologies	9,410a	324,363
Terex	8,800a	434,984
URS	15,190a	613,524
Walter Industries	10,700	523,444
Watsco	5,870	311,756
		4,458,047

Commercial & Professional Services--4.0%
Allied Waste Industries	53,800a	454,610
Healthcare Services Group	10,095	194,329
Labor Ready	21,750a	557,887
Monster Worldwide	14,600a	448,366
Navigant Consulting	6,320a	121,091
		1,776,283

Consumer Cyclical--2.9%
Marvel Entertainment	10,800a	192,996
Panera Bread, Cl. A	2,600a	133,068
Quiksilver	36,700a	530,315
SCP Pool	5,735	200,324
Wild Oats Markets	17,300a	222,478
		1,279,181

Consumer Durables--2.6%
MDC Holdings	2,970	234,303
Meritage Homes	2,000a	153,320
NVR	400a	353,980
RC2	5,700a	192,432
Standard-Pacific	5,660	234,947
		1,168,982

Consumer Staples--1.0%
Performance Food Group	14,300a	451,308

Diversified Financial--2.5%
Apollo Investment	8,894	176,101
Dresser-Rand Group	18,600a	458,118
GATX	4,800	189,840
Greenbrier Cos.	2,100	69,804
Nelnet, Cl. A	5,500a	209,055
		1,102,918

Electronics--.5%
Integrated Device Technology	21,400a	229,836

Energy--8.7%
Cal Dive International	6,510a	412,799
Cimarex Energy	7,620a	345,415
Frontier Oil	4,600	204,010
Goodrich Petroleum	22,400a	525,728
Hydril	1,800a	123,552
Overseas Shipholding Group	4,030	235,070
Remington Oil & Gas	10,170a	422,055
Southwestern Energy	5,940a	435,996
St. Mary Land & Exploration	5,800	212,280
Unit	13,420a	741,858
Veritas DGC	5,800a	212,396
		3,871,159

Finance--.7%
Independence Community Bank	9,500	323,855

Food, Beverage & Tobacco--.8%
Cott	19,700a	348,690

Health Care--1.7%
Sybron Dental Specialties	7,400a	307,692
Syneron Medical	12,600a,b	460,404
		768,096

Healthcare Equipment--9.3%
American Healthways	2,900a	122,960
Cerner	3,310a,b	287,738
Cooper Cos.	2,750	210,678
IDEXX Laboratories	6,020a	402,617
Merit Medical Systems	1a	18
Molina Healthcare	8,300a	207,417
Owens & Minor	3,400	99,790
Pediatrix Medical Group	1,800a	138,276
Pharmaceutical Product Development	5,900a	339,309
Psychiatric Solutions	9,100a	493,493
ResMed	5,500a	438,075
Respironics	5,600a	236,208
Sierra Health Services	4,870a	335,397
Symbion	9,100a	235,417
Ventiv Health	22,900a	600,209
		4,147,602

Hotels Restaurants & Leisure--3.4%
Cheesecake Factory	6,900a	215,556
Choice Hotels International	4,640	299,930
La Quinta	36,050a	313,274
Red Robin Gourmet Burgers	4,600a	210,864
Shuffle Master	17,892a,b	472,886
		1,512,510

Insurance--2.3%

AmerUs Group	3,200	183,584
Horace Mann Educators	8,710	172,284
Max Re Capital	5,900	146,261
Ohio Casualty	6,900	187,128
Philadelphia Consolidated Holding	2,300a	195,270
Phoenix Cos.	12,300	150,060
		1,034,587

Interest Sensitive--.7%
Centene	12,200a	305,366

Materials--5.8%
Cleveland-Cliffs	1,800b	156,798
Commercial Metals	5,620	189,619
Drew Industries	2,060a	53,169
Florida Rock Industries	5,250	336,472
FMC	4,760a	272,367
Headwaters	3,340a,b	124,916
Massey Energy	10,400	531,128
Olin	18,600	353,214
Steel Dynamics	16,500	560,340
		2,578,023

Media--2.0%
Radio One, Cl. D	34,400a	452,360
Regal Entertainment Group, Cl. A	22,100b	442,884
		895,244

Pharmaceuticals--2.3%
Abgenix	18,000a	228,240
Cephalon	4,800a	222,816
Encysive Pharmaceuticals	20,000a	235,600
MGI Pharma	5,700a	132,867
Protein Design Labs	7,900a	221,200
		1,040,723

Real Estate--3.1%
Equity Inns	33,500	452,250
Equity One	9,960	231,570
Spirit Finance	19,700	221,625
Sunstone Hotel Investors	18,500	451,215
		1,356,660

Retail--3.3%
Aeropostale	21,400a	454,750
Coldwater Creek	17,600a	443,872
Dick's Sporting Goods	13,300a,b	400,463
Guitar Center	2,600a	143,546
		1,442,631

Semiconductors & Equipment--4.6%
Advanced Energy Industries	36,300a	390,588
ATI Technologies	12,600a	175,644
Axcelis Technologies	38,800a	202,536
Microsemi	5,000a	127,700
MIPS Technologies	62,400a	426,192
Silicon Laboratories	13,500a	410,265
Varian Semiconductor Equipment Associates	7,600a	322,012
		2,054,937

Services--.8%
Allscripts Healthcare Solutions	19,000a,b	342,380

Software & Services--9.1%
Agile Software	69,100a	495,447
Ansys	5,760a	221,702
CACI International, Cl. A	7,470a	452,682

FactSet Research Systems	2,795	98,496
Global Payments	6,870	533,936
Hyperion Solutions	3,500a	170,275
Internet Security Systems	3,600a	86,436
Kronos	3,600a	160,704
Manhattan Associates	10,600a	245,920
MICROS Systems	12,500a	546,875
Progress Software	3,300a	104,841
Red Hat	13,600a	288,184
Take-Two Interactive Software	5,670a,b	125,250
WebSideStory	15,500a	274,660
Wind River Systems	16,600a	214,638
		4,020,046

Technology Hardware & Equipment--2.6%
Anixter International	5,410a	218,185
Benchmark Electronics	3,900a	117,468
FLIR Systems	6,300a	186,354
JDS Uniphase	191,700a	425,574
Trimble Navigation	5,600a	188,664
		1,136,245

Telecommunication Services--1.1%
Alamosa Holdings	15,500a	265,205
Alaska Communications Systems Group	20,900b	239,096
		504,301

Transportation--2.0%
JB Hunt Transport Services	22,900	435,329
Kansas City Southern	6,100a	142,191
Pacer International	12,000	316,320
		893,840

Utilities--4.4%
CMS Energy	29,100a	478,695
Dynegy, Cl. A	42,200a	198,762
Energen	10,260	443,847
OGE Energy	15,300	429,930
UGI	14,900	419,435
		1,970,669

Total Common Stocks
(cost $36,780,054)		43,991,573

Investment Of Cash Collateral
for Securities Loaned--6.2%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,744,047)	2,744,047c	2,744,047

Total Investments (cost $39,524,101)	105.2%	46,735,620

Liabilities, Less Cash and Receivables	(5.2%)	(2,306,574)

Net Assets	100.0%	44,429,046

[a] Non-income producing.
[b] All or a portion of these securities are on loan. At September 30, the total market value of the portfolio's securities on loan is $2,656,469 and the total market value of the collateral held by the portfolio is $2,744,047.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS VARIABLE INVESTMENT FUND, SPECIAL VALUE PORTFOLIO STATEMENT OF INVESTMENTS September 30,2005 (Unaudited)
Common Stocks--95.4%	Shares	Value($)

Aerospace & Defense--1.3%
Empresa Brasileira de Aeronautica, ADR	10,500	405,300

Banking--1.4%
Royal Bank of Scotland Group	15,826	449,109

Biotechnology--2.3%
MedImmune	21,000a	706,650

Broadcasting--.9%
Discovery Holding, Cl. A	20,500a	296,020

Broadcasting & Publishing--1.6%
VNU	15,500	487,403

Capital Markets--2.7%
Bank of New York	8,200	241,162
Charles Schwab	41,000	591,630
		832,792

Capital Spending--2.9%
Deere & Co.	5,000	306,000
Dover	14,600	595,534
		901,534

Chemicals--3.8%
E I Du Pont de Nemours & Co.	15,300	599,301
Huntsman	9,000a	175,950
Lyondell Chemical	5,600	160,272
Rockwood Holdings	12,600a	240,030
		1,175,553

Commercial & Professional Services--4.4%
Alliance Data Systems	7,100a	277,965
Education Management	9,700a	312,728
Hewitt Associates, Cl. A	4,300a	117,304
Manpower	14,900	661,411
		1,369,408

Communications Equipment--2.2%
Nokia, ADR	39,900	674,709

Consulting Services--.4%
Navigant Consulting	6,400a	122,624

Diversified Financial Services--1.0%

JP Morgan Chase & Co.	9,336	316,770

Diversified Telecommunications--2.7%
Citizens Communications	36,500	494,575
IDT, Cl. B	27,800a	338,882
		833,457

E-Commerce--.9%
Expedia	14,100a	279,321

Electronic Equipment--1.1%
Agilent Technologies	10,500a	343,875

Energy--1.6%
Sempra Energy	10,300	484,718

Energy Equipment & Services--4.3%
BJ Services	8,800	316,712
Cooper Cameron	3,400a	251,362
Rowan Cos.	9,300	330,057
Schlumberger	5,200	438,776
		1,336,907

Entertainment--1.5%
GTECH Holdings	14,200	455,252

Entertainment/Gambling--.6%
Pinnacle Entertainment	11,100a	203,463

Financial Services--1.6%
Lazard, Cl. A	19,400	490,820

Food Retailing--4.0%
Kroger	41,800a	860,662
Performance Food Group	12,000a	378,720
		1,239,382

Health Care--1.5%
Abbott Laboratories	1,600	67,840
Sanofi-Aventis	4,800	396,825
		464,665

Healthcare Distributors & Services--4.5%
CIGNA	2,300	271,078
Community Health Systems	9,100a	353,171
Medco Health Solutions	9,100a	498,953
Tenet Healthcare	24,800a	278,504
		1,401,706

Household Products--.7%
Kimberly-Clark	3,700	220,261

Insurance--6.7%
American International Group	11,900	737,324
Axis Capital Holdings	16,800	478,968
Montpelier Re Holdings	14,600	362,810
UnumProvident	24,100	494,050
		2,073,152

Interest Sensitive--.7%
Benfield Group	42,500	233,492

Internet--2.9%
IAC/InterActiveCorp	20,100a	509,535
TIBCO Software	46,100a	385,396
		894,931

Investment Managers--1.9%
Nuveen Investments	15,300	602,667

Machinery--.8%
Navistar International	7,500a	243,225

Media--6.2%
Pearson, ADR	39,300	460,989
Radio One, Cl. D	27,800a	365,570
Viacom, Cl. B	22,674	748,469
Westwood One	17,800	354,042
		1,929,070

Medical/Biotechnology--.7%
Human Genome Sciences	16,200a	220,158

Mining & Metals--1.9%
Alcoa	11,300	275,946
Harmony Gold Mining, ADR	29,900	327,106
		603,052

Multi-Utilities/Unregulated--.7%
Aquila	54,200a	214,632

Oil Field Machine & Equipment--1.2%
Weatherford International	5,200a	357,032

Paper & Forest Products--2.0%
MeadWestvaco	21,900	604,878

Pharmaceuticals--6.9%
Andrx	20,800a	320,944
Eli Lilly & Co.	7,800	417,456
Merck & Co.	10,500	285,705
Pfizer	21,600	539,352
Watson Pharmaceuticals	15,400a	563,794

Railroads--1.7%
CSX	11,100	515,928

Retail--.3%
Blockbuster, Cl. A	18,000	85,500

Schools--.6%
DeVry	9,900a	188,595

Semiconductors--1.4%
MEMC Electronic Materials	18,500a	421,615

Software--5.7%
BEA Systems	40,500a	363,690
Business Objects, ADR	7,900a	274,604
Manhattan Associates	18,300a	424,560
Microsoft	27,400	705,002
		1,767,856

Software & Services--1.0%
Computer Associates International	11,100	308,691

Telecommunications--1.2%
Gemstar-TV Guide International	126,900a	375,624

Utilities--1.0%
Nalco Holding	18,700a	315,469

Total Common Stocks
(cost $26,852,906)		29,574,517

Other Investment--5.5%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,695,000)	1,695,000b	1,695,000

Total Investments (cost $28,547,906)	100.9%	31,269,517

Liabilities, Less Cash and Receivables	(.9%)	(273,260)

Net Assets	100.0%	30,996,257

ADR- American Depository Receipts.
[a]	Non-income producing.
[b]	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS VARIABLE INVESTMENT FUND

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)